Schedule of Investments(a)
Invesco Defensive Equity ETF (DEF)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.94%
Communication Services-6.87%
Activision Blizzard, Inc.	25,115	$2,442,434
Alphabet, Inc., Class C(b)	1,116	2,691,301
AT&T, Inc.	76,472	2,250,571
Charter Communications, Inc., Class A(b)	3,650	2,535,035
Comcast Corp., Class A	40,088	2,298,646
Electronic Arts, Inc.	17,624	2,518,998
T-Mobile US, Inc.(b)	17,998	2,545,817
		17,282,802
Consumer Discretionary-8.12%
Amazon.com, Inc.(b)	750	2,417,302
Dollar General Corp.	12,231	2,482,404
Domino’s Pizza, Inc.	6,412	2,737,090
eBay, Inc.	41,441	2,522,928
Garmin Ltd.	18,075	2,570,988
NIKE, Inc., Class B	16,661	2,273,560
Target Corp.	12,843	2,914,334
Tractor Supply Co.	13,694	2,488,200
		20,406,806
Consumer Staples-10.64%
Campbell Soup Co.(c)	47,886	2,330,612
Church & Dwight Co., Inc.	28,261	2,422,816
Clorox Co. (The)	12,115	2,141,084
Conagra Brands, Inc.	62,305	2,373,821
Costco Wholesale Corp.	7,083	2,679,286
General Mills, Inc.	39,163	2,461,786
JM Smucker Co. (The)	18,942	2,524,779
Kraft Heinz Co. (The)	58,031	2,529,571
Kroger Co. (The)	65,063	2,406,030
Procter & Gamble Co. (The)	18,009	2,428,514
Walmart, Inc.	17,349	2,464,078
		26,762,377
Financials-5.09%
Allstate Corp. (The)	20,169	2,755,287
Arthur J. Gallagher & Co.	18,306	2,683,842
Intercontinental Exchange, Inc.	19,843	2,239,878
Nasdaq, Inc.	15,865	2,656,753
Progressive Corp. (The)	24,860	2,463,129
		12,798,889
Health Care-20.91%
AbbVie, Inc.	21,234	2,403,689
Agilent Technologies, Inc.	19,109	2,639,526
AmerisourceBergen Corp.	20,508	2,353,088
Amgen, Inc.	9,972	2,372,738
Becton, Dickinson and Co.	9,640	2,331,820
Biogen, Inc.(b)	8,737	2,336,973
Bio-Rad Laboratories, Inc., Class A(b)	4,100	2,469,717
Bristol-Myers Squibb Co.	37,640	2,473,701
Cardinal Health, Inc.	40,816	2,288,553
CVS Health Corp.	31,537	2,726,058
Danaher Corp.	10,769	2,758,372
DaVita, Inc.(b)	21,405	2,570,098
Gilead Sciences, Inc.	35,877	2,371,828
IDEXX Laboratories, Inc.(b)	4,693	2,619,210
Incyte Corp.(b)	29,266	2,451,905
Intuitive Surgical, Inc.(b)	3,188	2,684,870
McKesson Corp.	12,498	2,404,490
PerkinElmer, Inc.	19,050	2,763,584
Perrigo Co. PLC	55,103	2,542,452
	Shares	Value
Health Care-(continued)
Quest Diagnostics, Inc.	19,624	$2,583,892
Thermo Fisher Scientific, Inc.	5,203	2,442,809
		52,589,373
Industrials-14.66%
3M Co.	12,430	2,523,787
A.O. Smith Corp.	35,288	2,507,918
C.H. Robinson Worldwide, Inc.	24,261	2,353,802
Cummins, Inc.	8,396	2,160,123
Equifax, Inc.	13,289	3,123,447
Expeditors International of Washington, Inc.	23,533	2,957,863
Fastenal Co.	49,694	2,635,770
General Dynamics Corp.	13,300	2,525,803
Jacobs Engineering Group, Inc.	18,385	2,612,141
Lockheed Martin Corp.	6,731	2,572,588
Masco Corp.	40,355	2,433,810
Northrop Grumman Corp.	7,644	2,796,710
United Parcel Service, Inc., Class B	13,879	2,978,433
W.W. Grainger, Inc.	5,793	2,677,293
		36,859,488
Information Technology-21.41%
Amphenol Corp., Class A	36,924	2,483,508
Apple, Inc.	19,111	2,381,422
Arista Networks, Inc.(b)	8,428	2,860,295
Automatic Data Processing, Inc.	12,598	2,469,460
Broadridge Financial Solutions, Inc.	16,109	2,569,063
Cadence Design Systems, Inc.(b)	18,077	2,295,598
Cisco Systems, Inc.	47,493	2,512,380
Citrix Systems, Inc.	17,394	1,999,614
Fidelity National Information Services, Inc.	15,764	2,348,521
Fiserv, Inc.(b)	18,515	2,132,928
Intuit, Inc.	5,995	2,632,345
Jack Henry & Associates, Inc.	15,345	2,365,432
Juniper Networks, Inc.	92,855	2,444,872
Keysight Technologies, Inc.(b)	16,952	2,413,626
Mastercard, Inc., Class A	6,013	2,168,168
Microsoft Corp.	9,868	2,463,842
NortonLifeLock, Inc.	109,158	3,019,310
Oracle Corp.	31,799	2,503,853
Synopsys, Inc.(b)	10,021	2,548,741
Texas Instruments, Inc.	13,537	2,569,593
Tyler Technologies, Inc.(b)	5,721	2,306,478
Visa, Inc., Class A	10,279	2,336,417
		53,825,466
Materials-4.16%
Ball Corp.	26,906	2,210,597
Linde PLC (United Kingdom)	8,634	2,595,380
Newmont Corp.	39,411	2,895,920
Sherwin-Williams Co. (The)	9,741	2,761,866
		10,463,763
Real Estate-4.20%
Alexandria Real Estate Equities, Inc.	14,187	2,528,975
Digital Realty Trust, Inc.	16,943	2,567,881
Prologis, Inc.	23,467	2,765,351
Public Storage	9,561	2,700,791
		10,562,998
Utilities-3.88%
American Water Works Co., Inc.	16,814	2,606,506
Eversource Energy	28,068	2,278,841
See accompanying notes which are an integral part of this schedule.

Invesco Defensive Equity ETF (DEF)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Utilities-(continued)
NextEra Energy, Inc.	30,793	$2,254,664
Xcel Energy, Inc.	36,883	2,614,267
		9,754,278
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.94% (Cost $215,278,769)		251,306,240
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-0.81%
Invesco Private Government Fund, 0.01%(d)(e)(f)	814,005	814,005
	Shares	Value
Money Market Funds-(continued)
Invesco Private Prime Fund, 0.09%(d)(e)(f)	1,220,519	$1,221,008
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $2,035,013)		2,035,013
TOTAL INVESTMENTS IN SECURITIES-100.75% (Cost $217,313,782)		253,341,253
OTHER ASSETS LESS LIABILITIES-(0.75)%		(1,896,604)
NET ASSETS-100.00%		$251,444,649

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$5,588,332	$(5,588,332)	$-	$-	$-	$52
Invesco Premier U.S. Government Money Portfolio, Institutional Class	116,684	341,857	(458,541)	-	-	-	2
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,654,316	5,279,043	(6,119,354)	-	-	814,005	115*
Invesco Private Prime Fund	551,445	7,741,178	(7,071,664)	(23)	72	1,221,008	406*
Total	$2,322,445	$18,950,410	$(19,237,891)	$(23)	$72	$2,035,013	$575

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Developed ex-US ETF (ISDX)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.58%
Australia-6.26%
AGL Energy Ltd.	14,783	$94,253
Alumina Ltd.	40,782	53,607
Ampol Ltd.	7,580	170,464
Aristocrat Leisure Ltd.	2,694	87,045
Aurizon Holdings Ltd.	33,538	94,375
BHP Group Ltd.	84,483	3,136,766
BHP Group PLC	99,068	2,982,044
BlueScope Steel Ltd.	16,445	270,935
Boral Ltd.(a)	41,815	221,148
Brambles Ltd.	15,980	133,670
Computershare Ltd.	5,230	65,279
Crown Resorts Ltd.(a)	8,128	81,086
CSL Ltd.	959	213,758
Downer EDI Ltd.	25,544	111,857
Fortescue Metals Group Ltd.	16,951	289,072
Glencore PLC(a)	669,463	3,051,200
Incitec Pivot Ltd.	49,622	88,372
Lendlease Corp. Ltd.	14,581	138,941
Metcash Ltd.	41,501	112,623
Newcrest Mining Ltd.	6,027	130,660
OceanaGold Corp.(a)	30,401	64,426
Orica Ltd.(b)	5,977	63,360
Origin Energy Ltd.	42,520	133,746
Qantas Airways Ltd.(a)	41,340	153,300
Ramsay Health Care Ltd.(b)	1,903	92,957
Rio Tinto Ltd.	26,578	2,520,719
Rio Tinto PLC	25,681	2,208,014
Santos Ltd.	32,840	174,188
Sonic Healthcare Ltd.	3,948	105,982
South32 Ltd.	153,541	355,117
Tabcorp Holdings Ltd.	29,050	115,788
Telstra Corp. Ltd.	293,492	789,674
Treasury Wine Estates Ltd.	7,717	69,846
Wesfarmers Ltd.	22,387	958,407
Woolworths Group Ltd.	17,979	580,911
		19,913,590
Austria-0.42%
ANDRITZ AG	2,106	123,141
Mondi PLC	9,258	250,256
OMV AG	5,058	293,406
UNIQA Insurance Group AG	11,024	100,448
Verbund AG(b)	922	85,302
Vienna Insurance Group AG Wiener Versicherung Gruppe	2,050	57,935
voestalpine AG(b)	7,207	323,777
Wienerberger AG	2,468	96,145
		1,330,410
Belgium-1.24%
Ackermans & van Haaren N.V.	596	96,633
Anheuser-Busch InBev S.A./N.V.	39,186	2,975,766
Bekaert S.A.	2,512	120,870
Etablissements Franz Colruyt N.V.	729	44,366
Groupe Bruxelles Lambert S.A.	1,505	170,865
Proximus SADP(b)	3,263	66,479
Solvay S.A., Class A	1,918	259,575
UCB S.A.	859	80,698
Umicore S.A.	2,091	125,855
		3,941,107
	Shares	Value
Brazil-0.07%
Yara International ASA	3,919	$209,183
Canada-16.06%
Aecon Group, Inc.	5,476	83,137
Agnico Eagle Mines Ltd.	2,691	193,761
Air Canada(a)	25,939	583,628
Alamos Gold, Inc., Class A	8,880	81,081
Alimentation Couche-Tard, Inc., Class B	38,828	1,420,051
AltaGas Ltd.	16,616	329,844
ARC Resources Ltd.	34,705	263,735
AutoCanada, Inc.(a)	8,454	300,649
B2Gold Corp.	14,859	76,017
Barrick Gold Corp.	22,109	532,776
Baytex Energy Corp.(a)	387,794	590,680
BCE, Inc.(b)	14,260	708,986
BlackBerry Ltd.(a)	13,767	138,354
Boyd Group Services, Inc.	301	52,281
Brookfield Asset Management, Inc., Class A	60,310	3,034,971
BRP, Inc.	4,494	378,791
CAE, Inc.(a)	8,083	250,453
Cameco Corp.	5,770	115,161
Canadian National Railway Co.	13,835	1,557,583
Canadian Natural Resources Ltd.	85,778	2,971,696
Canadian Pacific Railway Ltd.	11,357	922,286
Canadian Solar, Inc.(a)(b)	3,194	126,419
Canadian Tire Corp. Ltd., Class A	4,466	764,396
Canfor Corp.(a)	6,107	151,310
Capital Power Corp.	6,263	199,296
Cascades, Inc.	8,104	91,573
CCL Industries, Inc., Class B	4,255	240,119
Celestica, Inc.(a)	23,409	202,116
Cenovus Energy, Inc.(b)	183,703	1,491,827
Centerra Gold, Inc.	6,350	51,620
CGI, Inc., Class A(a)	6,722	600,862
Chartwell Retirement Residences	7,418	80,566
CI Financial Corp.	12,658	235,032
Cineplex, Inc.(a)	4,784	60,394
Cogeco Communications, Inc.	765	74,626
Cogeco, Inc.	703	55,291
Constellation Software, Inc.	148	212,429
Crescent Point Energy Corp.	202,429	827,814
Dollarama, Inc.	3,559	155,677
Empire Co. Ltd., Class A	16,502	564,729
Enbridge, Inc.	77,573	2,984,120
Enerflex Ltd.	13,686	90,409
Enerplus Corp.	42,480	277,808
Fairfax Financial Holdings Ltd.	2,430	1,141,376
Finning International, Inc.	10,923	271,267
George Weston Ltd.	5,847	572,357
Gibson Energy, Inc.	7,883	155,768
Gildan Activewear, Inc.	11,685	422,711
Great Canadian Gaming Corp.(a)	3,869	141,212
Hudbay Minerals, Inc.	30,180	228,349
Hydro One Ltd.(c)	9,655	245,691
IAMGOLD Corp.(a)	19,570	70,795
IGM Financial, Inc.	3,634	133,778
Imperial Oil Ltd.(b)	25,059	826,864
Intact Financial Corp.	3,337	453,147
Inter Pipeline Ltd.	19,975	292,349
Keyera Corp.(b)	10,807	268,028
Kinross Gold Corp.	27,012	218,913
Kirkland Lake Gold Ltd.	2,866	124,225
Linamar Corp.	5,789	379,017
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Canada-(continued)
Loblaw Cos. Ltd.	8,945	$550,473
Magna International, Inc.	34,116	3,430,804
Maple Leaf Foods, Inc.	3,033	67,113
Martinrea International, Inc.	14,035	158,010
MEG Energy Corp.(a)	48,974	325,142
Methanex Corp.	11,855	421,500
Metro, Inc.	7,440	360,298
New Gold, Inc.(a)	41,568	87,747
NFI Group, Inc.	6,216	132,707
North West Co., Inc. (The)	2,118	63,663
Nutrien Ltd.	42,868	2,666,120
Open Text Corp.	5,029	236,255
Pan American Silver Corp.	2,928	98,553
Parkland Corp.	9,261	303,512
Pembina Pipeline Corp.	21,380	691,133
Precision Drilling Corp.(a)	5,526	175,203
Premium Brands Holdings Corp.	837	84,760
Quebecor, Inc., Class B	3,195	86,831
Restaurant Brands International, Inc.	5,155	359,527
Ritchie Bros. Auctioneers, Inc.	1,650	98,563
Rogers Communications, Inc., Class B	7,712	398,177
Russel Metals, Inc.	6,899	188,637
Saputo, Inc.(b)	6,578	228,270
Secure Energy Services, Inc.	71,637	250,848
Shaw Communications, Inc., Class B	7,692	229,996
Shopify, Inc., Class A(a)	80	99,498
SNC-Lavalin Group, Inc.(b)	8,038	220,912
Spin Master Corp.(a)(c)	3,307	114,020
Stantec, Inc.	3,177	142,123
Stella-Jones, Inc.	2,155	82,489
Suncor Energy, Inc.	135,860	3,137,826
Superior Plus Corp.	11,227	139,501
Teck Resources Ltd., Class B	81,420	2,008,540
TELUS Corp.	18,432	415,941
TFI International, Inc.	4,741	454,477
Thomson Reuters Corp.	6,108	598,260
Toromont Industries Ltd.	1,515	137,654
TransAlta Corp.	19,110	173,066
Transcontinental, Inc., Class A	10,320	192,133
Vermilion Energy, Inc.(a)	31,483	242,117
West Fraser Timber Co. Ltd.	3,814	293,501
Whitecap Resources, Inc.	94,017	445,958
WSP Global, Inc.	2,845	322,700
Yamana Gold, Inc.	24,468	128,214
		51,112,973
Chile-0.14%
Antofagasta PLC(b)	4,847	106,143
Lundin Mining Corp.	31,266	335,695
		441,838
China-0.79%
NXP Semiconductors N.V.	11,210	2,370,018
Wilmar International Ltd.	41,155	148,982
		2,519,000
Colombia-0.12%
Millicom International Cellular S.A., SDR(a)	5,114	228,298
Parex Resources, Inc.(a)	8,971	153,131
		381,429
Denmark-1.31%
AP Moller - Maersk A/S, Class B(b)	456	1,259,726
Carlsberg A/S, Class B	1,579	290,202
	Shares	Value
Denmark-(continued)
Chr. Hansen Holding A/S	433	$38,854
Coloplast A/S, Class B	408	64,800
Dfds A/S(a)	1,641	96,769
DSV Panalpina A/S	636	155,071
H Lundbeck A/S	1,449	46,295
ISS A/S(a)	7,609	161,968
Novo Nordisk A/S, Class B	12,027	950,856
Novozymes A/S, Class B(b)	1,552	113,308
Orsted A/S(c)	840	128,459
Pandora A/S	2,633	356,337
Rockwool International A/S, Class B	204	101,251
Vestas Wind Systems A/S	10,505	410,918
		4,174,814
Finland-0.89%
Elisa OYJ	850	50,353
Fortum OYJ	8,016	231,423
Huhtamaki OYJ	1,207	56,886
Kesko OYJ, Class B	6,624	230,129
Kone OYJ, Class B	2,321	188,696
Neste OYJ	3,053	201,199
Nokia OYJ(a)	96,781	504,586
Nokian Renkaat OYJ	2,523	101,053
Outokumpu OYJ(a)(b)	21,244	118,471
Sampo OYJ, Class A	8,566	407,370
Stora Enso OYJ, Class R	15,782	280,971
UPM-Kymmene OYJ	8,843	337,490
Wartsila OYJ Abp	8,883	119,949
		2,828,576
France-8.07%
Accor S.A.(a)	4,191	167,044
Aeroports de Paris(a)(b)	567	77,081
Air France-KLM(a)(b)	11,232	63,404
Air Liquide S.A.	4,039	686,651
Airbus SE(a)	9,541	1,255,217
Alstom S.A.(a)	3,229	182,313
Arkema S.A.	1,413	187,186
Atos SE	1,892	126,622
Bollore S.A.	29,021	150,246
Bouygues S.A.	9,726	395,596
Bureau Veritas S.A.(a)	2,508	76,897
Capgemini SE(b)	2,502	467,992
Carrefour S.A.(b)	32,932	669,939
Casino Guichard Perrachon S.A.(a)(b)	3,568	115,179
Cie de Saint-Gobain(a)(b)	21,334	1,432,980
Cie Generale des Etablissements Michelin S.C.A.	4,188	640,763
Criteo S.A., ADR(a)	7,514	279,821
Danone S.A.	5,783	411,825
Dassault Systemes SE	343	78,865
Eiffage S.A.	2,436	268,788
Electricite de France S.A.	25,816	364,951
Elior Group S.A.(a)(b)(c)	7,985	63,468
Elis S.A.(a)	5,386	102,679
ENGIE S.A.(b)	92,563	1,383,061
EssilorLuxottica S.A.(b)	1,740	302,210
Faurecia SE(a)	5,208	286,184
Hermes International	69	96,156
Kering S.A.	415	378,543
Korian S.A.(a)	1,702	62,282
Legrand S.A.(b)	2,076	217,585
L’Oreal S.A.	1,260	570,281
LVMH Moet Hennessy Louis Vuitton SE	1,495	1,194,300

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
France-(continued)
Nexity S.A.	1,434	$74,624
Orange S.A.	63,713	813,064
Orpea S.A.(a)	477	59,936
Pernod Ricard S.A.	1,488	328,445
Publicis Groupe S.A.	6,596	445,938
Rallye S.A.(a)(b)	13,553	111,440
Renault S.A.(a)	24,471	1,017,245
Rexel S.A.(a)	15,673	318,647
Rubis S.C.A.	1,328	63,835
Safran S.A.	4,245	641,831
Sanofi	13,779	1,476,400
SCOR SE(a)	8,171	265,659
SEB S.A.	401	75,226
Sodexo S.A.(a)	2,091	201,836
SPIE S.A.	4,136	99,203
Suez S.A.	11,520	280,451
Teleperformance	290	111,101
Thales S.A.	1,545	158,506
TotalEnergies SE	81,223	3,774,137
Ubisoft Entertainment S.A.(a)	581	42,394
Valeo S.A.	11,087	364,787
Veolia Environnement S.A.	16,317	514,405
Vinci S.A.	8,599	978,354
Vivendi SE	16,147	588,117
Wendel SE	892	124,741
		25,686,431
Germany-9.50%
adidas AG	1,302	474,779
Aurubis AG	1,233	115,322
BASF SE	26,227	2,145,338
Bayer AG	16,324	1,038,797
Bayerische Motoren Werke AG	13,660	1,451,169
Beiersdorf AG	501	59,381
Brenntag SE	2,298	215,771
CECONOMY AG(a)	44,921	252,371
Continental AG(a)	4,119	610,437
Covestro AG(c)	6,808	475,199
Daimler AG	48,469	4,525,021
Deutsche Lufthansa AG(a)(b)	25,703	334,580
Deutsche Post AG	12,088	820,919
Deutsche Telekom AG	70,782	1,473,036
E.ON SE	35,693	433,925
Evonik Industries AG	10,939	392,698
Freenet AG	3,393	93,575
Fresenius Medical Care AG & Co. KGaA	2,421	193,994
Fresenius SE & Co. KGaA	9,472	515,244
Fuchs Petrolub SE, Preference Shares	1,265	64,936
GEA Group AG	2,795	121,583
Hannover Rueck SE	1,064	186,122
HeidelbergCement AG	5,511	503,761
Henkel AG & Co. KGaA, Preference Shares	4,645	535,050
HOCHTIEF AG	997	84,043
HUGO BOSS AG	1,959	111,300
Infineon Technologies AG	8,927	361,194
Jungheinrich AG, Preference Shares	2,380	123,216
K+S AG(a)	15,299	211,524
KION Group AG	1,027	109,141
Knorr-Bremse AG	464	57,653
LANXESS AG	1,881	140,597
Leoni AG(a)(b)	5,667	92,296
Merck KGaA	2,709	487,075
METRO AG	11,950	155,031
	Shares	Value
Germany-(continued)
MTU Aero Engines AG	543	$141,155
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen, Class R	4,202	1,208,518
OSRAM Licht AG(a)	1,232	78,490
ProSiebenSat.1 Media SE(a)	7,720	173,459
Rheinmetall AG	980	102,188
Salzgitter AG(a)	5,332	172,642
SAP SE	4,988	699,485
Schaeffler AG, Preference Shares	7,034	65,249
Siemens AG	13,628	2,239,469
Siemens Energy AG(a)	6,754	214,899
Symrise AG	494	65,743
Telefonica Deutschland Holding AG	23,514	64,706
thyssenkrupp AG(a)	45,579	537,232
TUI AG(a)(b)	64,963	397,998
Uniper SE	10,233	375,580
United Internet AG	1,272	53,039
Volkswagen AG, Preference Shares	17,001	4,683,517
		30,239,447
Hong Kong-1.18%
AIA Group Ltd.	132,245	1,758,382
CK Hutchison Holdings Ltd.	83,330	663,505
CLP Holdings Ltd.	22,357	230,584
HKT Trust & HKT Ltd.	42,732	58,360
Hong Kong & China Gas Co. Ltd. (The)	56,198	98,907
Melco Resorts & Entertainment Ltd., ADR(a)	12,931	222,284
MTR Corp. Ltd.(b)	16,224	91,869
NWS Holdings Ltd.	45,822	51,953
PCCW Ltd.	86,767	47,959
Swire Pacific Ltd., Class A	20,010	155,718
Techtronic Industries Co. Ltd.	7,656	144,311
WH Group Ltd.	162,522	140,085
Yue Yuen Industrial Holdings Ltd.	40,708	106,209
		3,770,126
Indonesia-0.05%
First Pacific Co. Ltd.	288,976	100,899
Golden Agri-Resources Ltd.	391,363	69,506
		170,405
Ireland-0.62%
CRH PLC	14,656	766,796
Flutter Entertainment PLC(a)	626	117,249
ICON PLC(a)(b)	691	154,618
Kerry Group PLC, Class A	767	103,803
Kingspan Group PLC	816	77,632
Ryanair Holdings PLC, ADR(a)	4,513	526,893
Smurfit Kappa Group PLC	4,033	214,100
		1,961,091
Israel-0.30%
Check Point Software Technologies Ltd.(a)	2,600	304,148
Nice Ltd., ADR(a)	515	114,515
Teva Pharmaceutical Industries Ltd., ADR(a)	45,219	470,278
Tower Semiconductor Ltd.(a)	2,759	75,790
		964,731
Italy-1.38%
A2A S.p.A.	37,744	78,783
Atlantia S.p.A.(a)	12,126	231,171
Enel S.p.A.	162,647	1,613,361
Eni S.p.A.	110,930	1,363,997
Ferrari N.V.	342	72,115

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Italy-(continued)
Hera S.p.A.	13,624	$57,837
Leonardo S.p.A.(b)	15,723	137,327
Pirelli & C S.p.A.(a)(b)(c)	10,534	62,107
Prysmian S.p.A.	4,464	154,053
Saipem S.p.A.(b)	25,219	62,639
Saras S.p.A.(a)	51,690	44,379
Societa Cattolica Di Assicurazione S.p.A.(a)(b)	15,884	117,159
Telecom Italia S.p.A.	772,723	413,886
		4,408,814
Japan-18.46%
Aeon Co. Ltd.	21,606	584,870
AGC, Inc.(b)	7,276	319,555
Air Water, Inc.	3,562	60,600
Aisin Corp.	6,228	272,679
Ajinomoto Co., Inc.	6,583	153,119
Alfresa Holdings Corp.	6,585	102,091
Alps Alpine Co. Ltd.	6,924	75,111
Amada Co. Ltd.	6,583	71,352
ANA Holdings, Inc.(a)	3,659	88,518
Asahi Group Holdings Ltd.	5,180	251,052
Asahi Kasei Corp.	30,886	348,529
Astellas Pharma, Inc.	20,985	335,932
Bandai Namco Holdings, Inc.	1,429	102,652
Bridgestone Corp.	14,582	648,516
Brother Industries Ltd.	4,047	86,625
Canon, Inc.(b)	20,653	492,498
Central Japan Railway Co.	1,877	281,529
Chubu Electric Power Co., Inc.	21,572	257,648
Chugai Pharmaceutical Co. Ltd.	1,142	43,395
Chugoku Electric Power Co., Inc. (The)	7,798	75,658
Coca-Cola Bottlers Japan Holdings, Inc.(b)	2,923	49,304
COMSYS Holdings Corp.	1,363	39,226
Cosmo Energy Holdings Co. Ltd.	5,768	122,205
Dai Nippon Printing Co. Ltd.	6,308	137,316
Daicel Corp.	6,967	55,939
Daiichi Sankyo Co. Ltd.	6,386	147,028
Daikin Industries Ltd.	1,766	354,645
Daito Trust Construction Co. Ltd.	1,583	172,874
Daiwa House Industry Co. Ltd.	14,012	409,880
Denka Co. Ltd.	1,781	68,098
Denso Corp.	10,476	718,341
Dentsu Group, Inc.(b)	5,759	201,611
DIC Corp.(b)	2,206	56,727
Dowa Holdings Co. Ltd.	1,363	56,206
East Japan Railway Co.	5,860	414,822
Ebara Corp.	2,502	123,308
EDION Corp.	4,593	45,940
Eisai Co. Ltd.	1,576	105,974
Electric Power Development Co. Ltd.	5,566	78,701
ENEOS Holdings, Inc.	194,348	804,077
FANUC Corp.	1,460	351,940
Fast Retailing Co. Ltd.	243	198,488
Fuji Electric Co. Ltd.	2,470	116,566
FUJIFILM Holdings Corp.	5,261	363,187
Fujikura Ltd.(a)	15,392	66,760
Fujitsu Ltd.	3,249	530,446
Furukawa Electric Co. Ltd.	3,301	88,877
H2O Retailing Corp.	6,115	49,710
Hakuhodo DY Holdings, Inc.	7,022	119,976
Hankyu Hanshin Holdings, Inc.	3,360	105,559
Hanwa Co. Ltd.	4,886	144,614
Haseko Corp.	6,420	91,885
	Shares	Value
Japan-(continued)
Hino Motors Ltd.	11,023	$105,344
Hirose Electric Co. Ltd.	318	45,600
Hitachi Construction Machinery Co. Ltd.	1,846	62,694
Hitachi Ltd.	28,408	1,502,350
Hitachi Metals Ltd.(a)(b)	5,262	101,484
Hokkaido Electric Power Co., Inc.	16,944	77,036
Hokuriku Electric Power Co.	8,735	50,436
Honda Motor Co. Ltd.	55,119	1,738,147
Hoya Corp.	1,837	242,289
Idemitsu Kosan Co. Ltd.	8,708	207,060
IHI Corp.(a)	8,048	199,343
Iida Group Holdings Co. Ltd.	3,601	97,216
INPEX Corp.	34,168	233,949
Isetan Mitsukoshi Holdings Ltd.	14,643	106,119
Isuzu Motors Ltd.	17,309	234,826
ITOCHU Corp.	29,229	883,980
J Front Retailing Co. Ltd.	7,471	74,455
Japan Airlines Co. Ltd.(a)	4,576	104,273
Japan Display, Inc.(a)	103,765	37,741
Japan Tobacco, Inc.	16,683	331,915
JFE Holdings, Inc.	41,703	565,015
JGC Holdings Corp.	5,025	48,525
JSR Corp.	3,180	97,157
JTEKT Corp.(b)	9,953	106,883
Kajima Corp.	12,366	172,039
Kamigumi Co. Ltd.	2,104	41,994
Kaneka Corp.	1,635	67,719
Kanematsu Corp.	3,562	48,584
Kansai Electric Power Co., Inc. (The)	30,585	289,233
Kao Corp.	2,556	157,160
Kawasaki Heavy Industries Ltd.(a)	7,372	179,784
Kawasaki Kisen Kaisha Ltd.(a)(b)	4,748	127,707
KDDI Corp.	11,728	399,802
Keio Corp.	762	48,502
Keyence Corp.	323	160,303
Kikkoman Corp.(b)	803	53,229
Kintetsu Group Holdings Co. Ltd.(a)	1,847	65,583
Kirin Holdings Co. Ltd.	10,409	209,931
Kobe Steel Ltd.	36,594	250,892
Koito Manufacturing Co. Ltd.	1,433	94,860
Komatsu Ltd.	15,079	455,626
Konami Holdings Corp.(b)	1,254	81,186
Konica Minolta, Inc.	25,338	141,003
K’s Holdings Corp.	4,284	51,614
Kubota Corp.	14,249	329,227
Kuraray Co. Ltd.(b)	7,981	84,763
Kyocera Corp.	4,911	302,899
Kyushu Electric Power Co., Inc.	21,778	178,026
Kyushu Railway Co.	2,106	48,487
Lawson, Inc.(b)	948	43,446
Lixil Corp.	10,909	296,296
Makita Corp.	1,976	94,331
Marubeni Corp.	111,205	999,050
Maruha Nichiro Corp., Class C	1,870	41,064
Mazda Motor Corp.(a)	39,775	350,823
Medipal Holdings Corp.	7,792	148,790
MEIJI Holdings Co. Ltd.	1,363	84,773
MINEBEA MITSUMI, Inc.	4,556	125,111
Mitsubishi Chemical Holdings Corp.	53,220	431,954
Mitsubishi Corp.	43,307	1,187,669
Mitsubishi Electric Corp.	33,524	524,770
Mitsubishi Estate Co. Ltd.	11,110	183,003

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Mitsubishi Gas Chemical Co., Inc.	4,309	$101,637
Mitsubishi Heavy Industries Ltd.	15,061	464,669
Mitsubishi Materials Corp.	5,489	117,791
Mitsubishi Motors Corp.(a)	27,928	78,470
Mitsui & Co. Ltd.	47,272	1,050,322
Mitsui Chemicals, Inc.	6,418	218,262
Mitsui E&S Holdings Co. Ltd.(a)	8,159	37,169
Mitsui Fudosan Co. Ltd.	12,145	288,841
Mitsui Mining & Smelting Co. Ltd.	2,352	68,651
Mitsui OSK Lines Ltd.	6,509	258,940
MS&AD Insurance Group Holdings, Inc.	17,028	522,878
Murata Manufacturing Co. Ltd.	3,674	278,987
Nagase & Co. Ltd.	3,755	55,587
Nagoya Railroad Co. Ltd.(a)	2,131	41,603
NEC Corp.	4,907	229,789
NGK Insulators Ltd.	4,552	81,044
NGK Spark Plug Co. Ltd.	3,465	55,232
NH Foods Ltd.	2,199	88,880
NHK Spring Co. Ltd.	7,786	59,116
Nidec Corp.	2,299	265,386
Nikon Corp.	9,549	100,114
Nintendo Co. Ltd.	466	288,011
Nippon Electric Glass Co. Ltd.	3,197	77,240
Nippon Express Co. Ltd.	1,151	93,252
Nippon Light Metal Holdings Co. Ltd.	2,505	43,437
Nippon Paper Industries Co. Ltd.	5,514	65,531
Nippon Sheet Glass Co. Ltd.(a)(b)	12,089	68,044
Nippon Steel Corp.	63,428	1,212,615
Nippon Steel Trading Corp.	1,664	67,180
Nippon Suisan Kaisha Ltd.	9,314	43,532
Nippon Telegraph & Telephone Corp.	35,378	955,423
Nippon Yusen KK	9,724	397,890
Nissan Motor Co. Ltd.(a)	196,276	987,493
Nisshin Seifun Group, Inc.	2,826	42,939
Nisshinbo Holdings, Inc.	5,789	49,007
Nissin Foods Holdings Co. Ltd.(b)	527	38,240
Nitori Holdings Co. Ltd.	408	70,656
Nitto Denko Corp.	2,671	211,543
NOK Corp.	3,265	41,208
Nomura Real Estate Holdings, Inc.	2,855	75,052
Nomura Research Institute Ltd.	2,873	91,696
NSK Ltd.	12,001	116,436
NTN Corp.(a)	22,638	66,489
NTT Data Corp.	9,848	159,574
Obayashi Corp.	18,011	153,620
Odakyu Electric Railway Co. Ltd.	2,420	63,770
Oji Holdings Corp.	24,111	144,699
Olympus Corp.	5,624	120,279
Omron Corp.	1,538	122,229
Ono Pharmaceutical Co. Ltd.	2,329	53,209
Oriental Land Co. Ltd.	463	68,708
Osaka Gas Co. Ltd.	7,706	147,498
Otsuka Holdings Co. Ltd.	4,412	184,784
Pan Pacific International Holdings Corp.	2,603	52,072
Panasonic Corp.	71,595	817,996
Persol Holdings Co. Ltd.	3,671	71,701
Recruit Holdings Co. Ltd.	6,095	313,520
Renesas Electronics Corp.(a)	10,119	108,482
Ricoh Co. Ltd.	24,171	289,459
Rohm Co. Ltd.	1,333	125,330
Santen Pharmaceutical Co. Ltd.	2,363	31,542
Secom Co. Ltd.	1,850	146,537
	Shares	Value
Japan-(continued)
Seibu Holdings, Inc.(a)	4,402	$50,755
Seiko Epson Corp.	8,590	156,764
Seino Holdings Co. Ltd.	4,196	59,482
Sekisui Chemical Co. Ltd.	8,176	143,187
Sekisui House Ltd.	12,947	273,362
Seven & i Holdings Co. Ltd.	15,479	682,498
Sharp Corp.(b)	5,328	99,705
Shikoku Electric Power Co., Inc.	7,319	49,714
Shimano, Inc.	332	75,638
Shimizu Corp.	14,543	118,751
Shin-Etsu Chemical Co. Ltd.	2,826	492,221
Shionogi & Co. Ltd.	1,990	101,712
Shiseido Co. Ltd.	1,636	118,429
Showa Denko K.K.	3,515	111,387
SMC Corp.	263	158,625
Softbank Corp.	28,602	367,359
Sojitz Corp.	59,757	185,832
Sompo Holdings, Inc.	10,236	412,418
Sony Group Corp.	14,620	1,458,344
Stanley Electric Co. Ltd.	2,069	62,366
Subaru Corp.	16,044	314,461
SUMCO Corp.	3,246	75,265
Sumitomo Chemical Co. Ltd.	65,061	362,650
Sumitomo Corp.	40,747	578,739
Sumitomo Electric Industries Ltd.	27,079	418,835
Sumitomo Forestry Co. Ltd.	4,855	99,241
Sumitomo Heavy Industries Ltd.	3,244	102,357
Sumitomo Metal Mining Co. Ltd.	4,196	188,138
Sumitomo Realty & Development Co. Ltd.	3,417	116,608
Sumitomo Rubber Industries Ltd.	6,602	85,365
Suntory Beverage & Food Ltd.(b)	1,628	60,620
Suzuken Co. Ltd.	2,631	83,015
Suzuki Motor Corp.	8,593	377,006
Sysmex Corp.	728	75,729
Taiheiyo Cement Corp.	4,549	106,181
Taisei Corp.	4,405	156,013
Taisho Pharmaceutical Holdings Co. Ltd.	760	43,468
Takashimaya Co. Ltd.	7,416	83,618
Takeda Pharmaceutical Co. Ltd.	13,552	463,830
TDK Corp.	1,790	226,568
Teijin Ltd.	5,369	88,657
Terumo Corp.	2,942	113,988
THK Co. Ltd.	1,672	55,417
TIS, Inc.	1,881	48,353
Tobu Railway Co. Ltd.	2,253	57,936
Toho Gas Co. Ltd.	736	40,824
Toho Holdings Co. Ltd.	2,617	40,763
Tohoku Electric Power Co., Inc.	21,665	176,708
Tokio Marine Holdings, Inc.	16,131	758,476
Tokyo Electric Power Co. Holdings, Inc.(a)	152,753	479,198
Tokyo Electron Ltd.	1,092	479,497
Tokyo Gas Co. Ltd.	9,430	186,885
Tokyu Corp.	7,131	95,901
Tokyu Fudosan Holdings Corp.	14,479	87,289
Toppan Printing Co. Ltd.	8,364	146,555
Toray Industries, Inc.	42,082	279,220
Toshiba Corp.	12,028	508,572
Tosoh Corp.	6,070	108,457
TOTO Ltd.	1,463	80,882
Toyo Seikan Group Holdings Ltd.	8,176	111,962
Toyo Suisan Kaisha Ltd.	836	34,056
Toyota Industries Corp.	3,056	265,655

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Japan-(continued)
Toyota Motor Corp.	47,079	$3,910,586
Toyota Tsusho Corp.	10,643	487,754
Trend Micro, Inc.	736	37,478
Ube Industries Ltd.	3,966	84,459
Unicharm Corp.	1,684	66,962
West Japan Railway Co.	3,208	183,860
Yakult Honsha Co. Ltd.	736	39,753
Yamada Holdings Co. Ltd.	20,608	100,627
Yamaha Corp.	1,045	63,189
Yamaha Motor Co. Ltd.	8,903	262,698
Yamato Holdings Co. Ltd.	2,680	73,351
Yamazaki Baking Co. Ltd.	2,508	37,834
Yaskawa Electric Corp.	1,359	64,753
Yokogawa Electric Corp.	3,187	51,815
Yokohama Rubber Co. Ltd. (The)(b)	3,480	71,293
Z Holdings Corp.	38,680	184,862
		58,751,301
Luxembourg-0.54%
ArcelorMittal S.A.(a)	52,789	1,703,760
Macau-0.07%
Galaxy Entertainment Group Ltd.(a)	14,110	118,076
Sands China Ltd.(a)	24,345	111,507
		229,583
Netherlands-1.86%
Akzo Nobel N.V.	4,063	517,702
ASM International N.V.	454	141,744
ASML Holding N.V.	1,166	784,467
EXOR N.V.	13,155	1,133,272
Heineken Holding N.V.(b)	2,142	216,570
Heineken N.V.(b)	2,556	305,568
Koninklijke Ahold Delhaize N.V.	28,518	828,009
Koninklijke BAM Groep N.V.(a)	35,613	104,811
Koninklijke DSM N.V.	1,503	276,463
Koninklijke KPN N.V.	74,399	248,143
Koninklijke Philips N.V.	9,799	553,205
Randstad N.V.	4,006	311,826
Signify N.V.	5,290	326,583
Wolters Kluwer N.V.	1,770	169,773
		5,918,136
New Zealand-0.14%
Air New Zealand Ltd.(a)	95,719	115,545
Contact Energy Ltd.	12,819	71,841
Fletcher Building Ltd.	32,998	177,752
Spark New Zealand Ltd.	21,449	69,900
		435,038
Norway-0.47%
Equinor ASA	29,662	644,948
Mowi ASA	5,013	130,609
Norsk Hydro ASA	60,045	389,344
Orkla ASA	9,677	101,035
Telenor ASA	12,713	221,527
		1,487,463
Portugal-0.11%
Galp Energia SGPS S.A.	13,525	169,450
Jeronimo Martins SGPS S.A.(b)	4,880	94,311
Sonae SGPS S.A.	105,042	101,790
		365,551
	Shares	Value
Russia-0.27%
Coca-Cola HBC AG(a)	2,865	$104,357
Evraz PLC	18,904	170,896
VEON Ltd., ADR(a)	315,944	575,018
		850,271
Singapore-0.23%
ComfortDelGro Corp. Ltd.	52,798	67,035
Genting Singapore Ltd.	84,751	54,122
Jardine Cycle & Carriage Ltd.	3,778	63,328
Keppel Corp. Ltd.	22,780	92,277
Sembcorp Industries Ltd.	37,837	62,909
Singapore Airlines Ltd.(a)	33,750	126,512
Singapore Airlines Ltd., Rts., expiring 06/25/2021(a)(d)	70,537	0
Singapore Technologies Engineering Ltd.	17,249	50,709
Singapore Telecommunications Ltd.	122,146	223,393
		740,285
South Africa-0.43%
Anglo American PLC	30,596	1,359,981
South Korea-7.06%
CJ CheilJedang Corp.	267	113,115
CJ Corp.	1,593	156,401
Coway Co. Ltd.	781	56,861
DB Insurance Co. Ltd.	2,439	110,655
DL E&C Co. Ltd.(a)	614	73,770
Doosan Co. Ltd.	1,574	122,358
Doosan Heavy Industries & Construction Co. Ltd.(a)	22,457	359,417
E-MART, Inc.	1,010	141,271
GS Engineering & Construction Corp.	2,994	119,191
GS Holdings Corp.	2,544	105,496
Hankook Tire & Technology Co. Ltd.	3,330	144,361
Hanwha Corp.	13,335	379,616
Hanwha Solutions Corp.(a)	5,560	225,581
Hyundai Engineering & Construction Co. Ltd.	3,191	160,508
Hyundai Glovis Co. Ltd.	553	94,952
Hyundai Heavy Industries Holdings Co. Ltd.	2,620	163,735
Hyundai Marine & Fire Insurance Co. Ltd.	4,141	91,152
Hyundai Mobis Co. Ltd.	2,089	521,641
Hyundai Motor Co.	8,544	1,777,287
Hyundai Steel Co.	9,838	470,156
Kia Corp.	14,053	1,067,237
Korea Electric Power Corp.	23,618	538,938
Korea Gas Corp.(a)	3,248	96,686
Korea Shipbuilding & Offshore Engineering Co. Ltd.(a)	1,598	204,890
Korea Zinc Co. Ltd.	146	60,348
Korean Air Lines Co. Ltd.(a)	6,496	184,926
KT Corp., ADR	12,741	192,517
KT&G Corp.	1,776	133,284
LG Chem Ltd.	694	517,715
LG Corp.	1,706	163,671
LG Display Co. Ltd.(a)	26,588	557,840
LG Electronics, Inc.	6,459	877,377
LG Household & Health Care Ltd.	39	53,501
LG International Corp.	4,244	120,817
LG Uplus Corp.	6,680	89,242
Lotte Chemical Corp.	615	154,949
Lotte Shopping Co. Ltd.	1,065	111,723
LX Holdings Corp.(a)	827	9,083
NAVER Corp.	439	140,915
POSCO	4,690	1,501,237

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
South Korea-(continued)
Posco International Corp.	4,174	$80,464
Samsung C&T Corp.	1,636	202,428
Samsung Electro-Mechanics Co. Ltd.	659	99,267
Samsung Electronics Co. Ltd.	93,083	6,685,150
Samsung Fire & Marine Insurance Co. Ltd.	912	171,721
Samsung Heavy Industries Co. Ltd.(a)	13,776	72,629
Samsung SDI Co. Ltd.	348	199,695
Samsung SDS Co. Ltd.	312	50,774
SK Holdings Co. Ltd.	2,487	592,037
SK Hynix, Inc.	8,393	940,666
SK Innovation Co. Ltd.(a)	3,102	762,080
SK Networks Co. Ltd.	10,526	56,438
SK Telecom Co. Ltd.	1,073	304,977
S-Oil Corp.(a)	1,222	104,089
		22,486,835
Spain-1.68%
Acciona S.A.	497	85,909
ACS Actividades de Construccion y Servicios S.A.	12,252	377,597
Aena SME S.A.(a)(c)	858	149,460
Amadeus IT Group S.A.(a)	4,201	317,282
Endesa S.A.(b)	5,429	156,405
Ferrovial S.A.	4,104	119,833
Grifols S.A.	2,264	63,018
Iberdrola S.A.	84,006	1,156,863
Industria de Diseno Textil S.A.	9,158	356,094
Mapfre S.A.	58,751	134,404
Naturgy Energy Group S.A.	8,892	232,559
Repsol S.A.	75,124	1,003,341
Telefonica S.A.	244,306	1,200,078
		5,352,843
Sweden-1.82%
Alfa Laval AB(b)	2,958	110,190
Assa Abloy AB, Class B	7,751	238,627
Atlas Copco AB, Class A	6,224	379,941
Boliden AB(a)	5,364	215,029
Electrolux AB, Series B(b)	7,661	217,812
Epiroc AB, Class A	5,667	129,046
Essity AB, Class B	5,602	193,604
Getinge AB, Class B	2,297	81,344
H & M Hennes & Mauritz AB, Class B(a)(b)	16,561	427,567
Hexagon AB, Class B	12,502	178,551
Husqvarna AB, Class B	8,825	129,907
ICA Gruppen AB(b)	1,371	67,102
Lundin Energy AB	3,203	109,656
NCC AB, Class B	3,020	57,593
Sandvik AB	10,979	291,698
Securitas AB, Class B	7,280	119,062
Skanska AB, Class B	8,445	238,276
SKF AB, Class B	7,285	196,968
SSAB AB, Class A(a)	38,554	202,457
Svenska Cellulosa AB S.C.A., Class B	9,986	166,797
Swedish Match AB	10,240	94,749
Tele2 AB, Class B(b)	5,751	78,230
Telefonaktiebolaget LM Ericsson, Class B	37,264	498,567
Telia Co. AB	63,742	282,641
Trelleborg AB, Class B	5,461	140,039
Volvo AB, Class B	35,658	939,034
		5,784,487
	Shares	Value
Switzerland-4.37%
ABB Ltd.	25,455	$867,684
Adecco Group AG	5,366	372,022
Aryzta AG(a)	185,754	249,516
Chocoladefabriken Lindt & Spruengli AG, PC	12	113,194
Cie Financiere Richemont S.A.	6,972	846,664
Clariant AG(a)	2,512	54,340
DKSH Holding AG	824	67,198
Dufry AG(a)	2,497	157,913
Geberit AG	204	148,186
Georg Fischer AG	75	107,827
Givaudan S.A.	37	165,463
Holcim Ltd.(a)	11,854	710,147
IWG PLC(a)	15,969	81,510
Kuehne + Nagel International AG, Class R	675	227,912
Logitech International S.A., Class R	764	94,052
Lonza Group AG	222	143,651
Nestle S.A.	21,784	2,689,448
Novartis AG	21,763	1,924,709
Partners Group Holding AG	90	135,992
Roche Holding AG	4,494	1,575,808
Schindler Holding AG, PC	268	79,740
SGS S.A.	51	159,508
Sika AG(b)	729	234,968
Sonova Holding AG, Class A(a)	334	118,341
STMicroelectronics N.V.	5,208	194,321
Swatch Group AG (The), BR	1,157	419,068
Swisscom AG(b)	320	180,897
Zurich Insurance Group AG	4,236	1,782,316
		13,902,395
United Kingdom-11.28%
Admiral Group PLC	1,764	73,507
Aggreko PLC	8,310	101,564
Ashtead Group PLC	3,025	220,798
Associated British Foods PLC(a)	5,908	194,422
AstraZeneca PLC	5,531	630,978
Babcock International Group PLC(a)	18,532	78,590
BAE Systems PLC(b)	46,375	346,255
Balfour Beatty PLC(a)	19,461	85,758
Barratt Developments PLC	21,039	225,635
Beazley PLC(a)	10,185	43,409
Bellway PLC	1,940	98,418
Berkeley Group Holdings PLC	1,778	117,955
BP PLC	851,746	3,697,218
BT Group PLC(a)	445,675	1,104,879
Bunzl PLC	4,974	161,147
Burberry Group PLC(a)	5,403	163,631
Capita PLC(a)	125,243	71,492
Centrica PLC(a)	729,764	565,565
CNH Industrial N.V.	35,575	610,817
Coca-Cola Europacific Partners PLC	6,730	407,300
Compass Group PLC(a)	23,673	539,890
Croda International PLC(b)	728	72,130
DCC PLC	1,853	157,321
Diageo PLC	16,855	813,484
Direct Line Insurance Group PLC	37,221	156,897
Dixons Carphone PLC(a)	123,769	239,538
Drax Group PLC	23,174	143,192
DS Smith PLC	22,332	132,480
easyJet PLC(a)	9,805	139,924
Entain PLC(a)	4,706	110,061
Experian PLC	5,063	194,037
Firstgroup PLC(a)	126,703	146,412

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
United Kingdom-(continued)
GlaxoSmithKline PLC	47,151	$898,640
Hays PLC(a)	42,384	104,203
Hiscox Ltd.(a)	5,318	59,130
IMI PLC	3,942	92,780
Imperial Brands PLC	22,188	503,349
Inchcape PLC	16,717	185,470
Informa PLC(a)	17,115	132,010
InterContinental Hotels Group PLC(a)	1,992	138,987
International Consolidated Airlines Group S.A.(a)	200,095	574,786
Intertek Group PLC	1,044	80,347
ITV PLC(a)	110,236	200,687
J Sainsbury PLC	105,576	397,580
John Wood Group PLC(a)	40,110	139,275
Johnson Matthey PLC(b)	5,760	248,761
Kingfisher PLC(a)	102,642	524,349
Legal & General Group PLC	292,767	1,180,130
Man Group PLC	31,922	80,654
Marks & Spencer Group PLC(a)	164,341	385,400
Meggitt PLC(a)	22,067	159,255
Melrose Industries PLC	138,903	340,122
Micro Focus International PLC	19,078	140,659
National Grid PLC	64,882	863,999
Next PLC(a)	2,451	283,503
Pearson PLC(b)	26,064	302,365
Pennon Group PLC	3,718	55,721
Persimmon PLC(a)	4,946	221,601
Petrofac Ltd.(a)	28,038	52,912
Phoenix Group Holdings PLC	10,370	108,156
Playtech PLC(a)	14,534	94,792
Reckitt Benckiser Group PLC	4,746	428,511
RELX PLC	13,762	358,834
Rentokil Initial PLC	7,821	52,540
Rolls-Royce Holdings PLC(a)(b)	203,885	309,372
Royal Dutch Shell PLC, Class A	356,942	6,809,957
Royal Mail PLC(a)	74,136	608,189
Sage Group PLC (The)	6,938	64,590
Smith & Nephew PLC	6,463	141,165
Smiths Group PLC	5,048	110,903
SSE PLC	24,059	526,008
St James’s Place PLC(b)	10,176	201,632
Subsea 7 S.A.	13,889	137,964
Tate & Lyle PLC	7,496	81,412
Taylor Wimpey PLC	69,647	169,256
Tesco PLC	149,406	472,923
Travis Perkins PLC(a)	6,447	150,093
Unilever PLC	24,489	1,467,515
Vodafone Group PLC	1,162,368	2,114,468
Weir Group PLC (The)(a)	4,152	113,029
Whitbread PLC(a)(b)	4,914	221,700
	Shares	Value
United Kingdom-(continued)
Wickes Group PLC(a)	7,224	$26,221
WM Morrison Supermarkets PLC	88,328	221,480
WPP PLC	52,949	731,219
		35,913,308
United States-2.39%
Atlassian Corp. PLC, Class A(a)	358	83,514
Bausch Health Cos., Inc.(a)	17,303	556,331
Carnival PLC(a)	51,015	1,276,944
Constellium SE(a)	15,180	271,115
Ferguson PLC	3,368	457,667
James Hardie Industries PLC, CDI	2,907	95,070
Primo Water Corp.	7,449	128,877
Samsonite International S.A.(a)(c)	58,146	110,426
Schneider Electric SE	6,572	1,045,703
Spotify Technology S.A.(a)	904	218,379
Stellantis N.V.	112,118	2,199,703
Swiss Re AG	10,725	1,037,646
Tenaris S.A.	11,961	136,320
		7,617,695
Total Common Stocks & Other Equity Interests (Cost $251,809,340)		316,952,897
Money Market Funds-0.18%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $571,742)	571,742	571,742
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.76% (Cost $252,381,082)		317,524,639
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-5.09%
Invesco Private Government Fund, 0.01%(e)(f)(g)	6,485,365	6,485,365
Invesco Private Prime Fund, 0.09%(e)(f)(g)	9,724,158	9,728,048
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $16,213,413)		16,213,413
TOTAL INVESTMENTS IN SECURITIES-104.85% (Cost $268,594,495)		333,738,052
OTHER ASSETS LESS LIABILITIES-(4.85)%		(15,449,647)
NET ASSETS-100.00%		$318,288,405

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Developed ex-US ETF (ISDX)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
BR-Bearer Shares
CDI-CREST Depository Interest
PC-Participation Certificate
Rts.-Rights
SDR-Swedish Depository Receipt

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $1,348,830, which represented less than 1% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$6,493,889	$(5,922,147)	$-	$-	$571,742	$49
Invesco Premier U.S. Government Money Portfolio, Institutional Class	202,131	397,850	(599,981)	-	-	-	3
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	3,545,303	39,855,399	(36,915,337)	-	-	6,485,365	647*
Invesco Private Prime Fund	1,181,207	50,344,894	(41,798,927)	-	874	9,728,048	4,544*
Total	$4,928,641	$97,092,032	$(85,236,392)	$-	$874	$16,785,155	$5,243

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments
Invesco RAFITM Strategic Emerging Markets ETF (ISEM)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.82%
Brazil-10.43%
Ambev S.A.	26,700	$91,271
B3 S.A. - Brasil, Bolsa, Balcao	11,100	37,158
Banco Bradesco S.A., Preference Shares	100,242	509,489
Banco do Estado do Rio Grande do Sul S.A., Class B, Preference Shares	4,000	10,265
Banco Pan S.A., Preference Shares	10,400	45,091
BB Seguridade Participacoes S.A.	3,187	14,276
Braskem S.A., Class A, Preference Shares(a)	5,207	51,594
BRF S.A.(a)	7,007	34,554
CCR S.A.	6,726	17,853
Centrais Eletricas Brasileiras S.A.	4,678	38,639
Cia Brasileira de Distribuicao, ADR	7,645	57,337
Cia de Saneamento Basico do Estado de Sao Paulo	1,834	14,035
Cia de Saneamento do Parana, Preference Shares	9,800	7,695
Cia Energetica de Minas Gerais, Preference Shares	16,743	43,928
Cia Energetica de Sao Paulo, Class B, Preference Shares	1,500	6,972
Cia Paranaense de Energia, Class B, Preference Shares	15,500	19,205
Cia Siderurgica Nacional S.A.	6,618	56,576
Cogna Educacao(a)	20,243	16,515
Cosan S.A.	3,892	16,338
EDP - Energias do Brasil S.A.	2,833	10,118
Embraer S.A.(a)	17,810	59,449
Equatorial Energia S.A.	3,365	16,381
Gerdau S.A., Preference Shares	18,209	113,855
IRB Brasil Resseguros S.A.	7,900	9,077
Lojas Americanas S.A., Preference Shares	1,586	6,090
Lojas Renner S.A.	1,401	12,725
Metalurgica Gerdau S.A., Preference Shares	32,400	91,087
Oi S.A.(a)	159,653	46,779
Pagseguro Digital Ltd., Class A(a)	487	23,916
Petrobras Distribuidora S.A.	9,400	46,030
Petroleo Brasileiro S.A., Preference Shares	117,861	609,196
Suzano S.A.(a)	1,400	16,499
TIM S.A.	4,937	11,431
Ultrapar Participacoes S.A.	12,107	44,192
Usinas Siderurgicas de Minas Gerais S.A. Usiminas, Class A, Preference Shares	13,897	52,163
Vale S.A.	19,167	409,603
Via Varejo S.A.(a)	5,000	12,180
		2,679,562
Chile-0.65%
Cencosud S.A.	14,361	27,932
Embotelladora Andina S.A., Class B, Preference Shares	3,292	7,833
Empresas CMPC S.A.	5,846	14,588
Empresas COPEC S.A.	3,014	29,977
Enel Americas S.A.	149,624	20,310
Enel Chile S.A.	137,505	8,143
Falabella S.A.	5,142	22,478
Sociedad Quimica y Minera de Chile S.A., Class B, Preference Shares	795	34,545
		165,806
China-49.31%
51job, Inc., ADR(a)	167	11,971
AAC Technologies Holdings, Inc.	1,940	11,735
	Shares	Value
China-(continued)
Agile Group Holdings Ltd.	6,727	$9,499
Air China Ltd., H Shares(a)	52,565	43,751
Alibaba Group Holding Ltd., ADR(a)	5,654	1,209,730
Aluminum Corp. of China Ltd., H Shares(a)	246,330	145,357
Angang Steel Co. Ltd., H Shares(b)	176,445	116,168
Anhui Conch Cement Co. Ltd., H Shares	11,103	68,665
Autohome, Inc., ADR	191	14,720
BAIC Motor Corp. Ltd., H Shares(c)	113,071	42,102
Baidu, Inc., ADR(a)	1,793	351,912
BBMG Corp., H Shares	140,372	27,490
Beijing Enterprises Holdings Ltd.	4,986	17,409
Beijing Jingneng Clean Energy Co. Ltd., H Shares	60,000	13,142
Beijing North Star Co. Ltd., H Shares	32,000	6,019
BEST, Inc., ADR(a)(b)	3,697	5,250
Bilibili, Inc., ADR(a)	234	25,080
BYD Co. Ltd., H Shares	5,238	119,924
Cheetah Mobile, Inc., ADR	3,299	7,456
China BlueChemical Ltd., H Shares	57,470	18,141
China Coal Energy Co. Ltd., H Shares	107,913	65,486
China Conch Venture Holdings Ltd.	2,024	9,310
China Eastern Airlines Corp. Ltd., H Shares	50,390	23,697
China Gas Holdings Ltd.	2,720	10,338
China Jinmao Holdings Group Ltd.	13,898	5,372
China Life Insurance Co. Ltd.	61,541	54,685
China Life Insurance Co. Ltd., H Shares	308,344	653,118
China Longyuan Power Group Corp. Ltd., H Shares	62,180	89,407
China Mengniu Dairy Co. Ltd.(a)	5,375	31,787
China Molybdenum Co. Ltd., H Shares	76,943	51,550
China National Building Material Co. Ltd., H Shares	30,293	40,123
China Oilfield Services Ltd., H Shares	11,440	10,657
China Overseas Land & Investment Ltd.	11,350	27,492
China Pacific Insurance (Group) Co. Ltd., H Shares	94,073	356,948
China Petroleum & Chemical Corp., H Shares	2,072,398	1,124,112
China Power International Development Ltd.	47,244	11,870
China Railway Group Ltd., H Shares	339,287	179,228
China Railway Signal & Communication Corp. Ltd., H Shares(c)	35,915	14,576
China Reinsurance Group Corp., H Shares	537,711	58,887
China Resources Beer Holdings Co. Ltd.	2,164	19,182
China Resources Cement Holdings Ltd.	6,393	6,779
China Resources Gas Group Ltd.	1,537	9,525
China Resources Land Ltd.	8,511	40,189
China Resources Pharmaceutical Group Ltd.(c)	19,946	14,186
China Resources Power Holdings Co. Ltd.	20,826	26,886
China Shenhua Energy Co. Ltd., H Shares	174,322	384,962
China Southern Airlines Co. Ltd., H Shares(a)	58,978	41,945
China Taiping Insurance Holdings Co. Ltd.	32,267	60,198
China Tower Corp. Ltd., H Shares(c)	512,536	69,998
China Yongda Automobiles Services Holdings Ltd.	8,000	14,100
CIFI Holdings Group Co. Ltd.	13,830	12,063
COSCO SHIPPING Energy Transportation Co. Ltd., H Shares	15,394	7,180
COSCO SHIPPING Holdings Co. Ltd., H Shares(a)	30,293	63,306
Country Garden Holdings Co. Ltd.(b)	37,755	48,109
CSPC Pharmaceutical Group Ltd.	9,168	13,773
Datang International Power Generation Co. Ltd., H Shares	160,350	25,825
Dongfeng Motor Group Co. Ltd., H Shares	87,965	83,641
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
China-(continued)
ENN Energy Holdings Ltd.	1,526	$28,037
Fanhua, Inc., ADR	394	5,236
FIH Mobile Ltd.(a)	68,346	10,391
FinVolution Group, ADR	6,916	52,008
Fosun International Ltd.	15,000	24,196
Fuyao Glass Industry Group Co. Ltd., H Shares(c)	8,620	54,198
GCL-Poly Energy Holdings Ltd.(a)(d)	319,930	61,187
GDS Holdings Ltd., ADR(a)	127	9,553
Geely Automobile Holdings Ltd.	14,328	36,293
GOME Retail Holdings Ltd.(a)(b)	73,415	12,107
Great Wall Motor Co. Ltd., H Shares	76,550	212,543
Guangdong Investment Ltd.	5,236	7,799
Guangshen Railway Co. Ltd., H Shares	78,629	16,817
Guangzhou Automobile Group Co. Ltd., H Shares	45,719	39,584
Guangzhou Baiyunshan Pharmaceutical Holdings Co. Ltd., H Shares	6,456	18,799
Guangzhou R&F Properties Co. Ltd., H Shares	34,848	47,054
Haier Smart Home Co. Ltd., H Shares(a)	6,600	27,764
Hebei Construction Group Corp. Ltd., H Shares	14,000	5,051
Hengan International Group Co. Ltd.	1,331	8,977
Hisense Home Appliances Group Co. Ltd., H Shares	7,605	11,425
Hollysys Automation Technologies Ltd.	682	9,207
Huadian Power International Corp. Ltd., H Shares(b)	25,612	7,887
Huaneng Power International, Inc., H Shares	226,952	80,704
Huazhu Group Ltd., ADR(a)	322	18,409
HUYA, Inc., ADR(a)	594	9,088
iQIYI, Inc., ADR(a)	1,581	22,545
JD.com, Inc., ADR(a)	7,261	536,878
Jiangsu Expressway Co. Ltd., H Shares	19,757	23,775
Jiangxi Copper Co. Ltd., H Shares	51,217	119,835
JinkoSolar Holding Co. Ltd., ADR(a)(b)	1,284	47,007
JOYY, Inc., ADR(b)	593	45,631
Kingboard Holdings Ltd.	6,339	35,037
Kunlun Energy Co. Ltd.	36,339	41,248
Legend Holdings Corp., H Shares(c)	26,105	41,303
Lenovo Group Ltd.	85,674	103,208
LexinFintech Holdings Ltd., ADR(a)	1,128	10,310
Longfor Group Holdings Ltd.(c)	3,663	21,450
Maanshan Iron & Steel Co. Ltd., H Shares	57,924	28,210
Meituan, B Shares(a)(c)	1,662	56,788
Metallurgical Corp. of China Ltd., H Shares	657,335	160,067
Momo, Inc., ADR	1,574	22,083
NetEase, Inc., ADR	1,063	125,360
New China Life Insurance Co. Ltd., H Shares	25,339	95,329
New Oriental Education & Technology Group, Inc., ADR(a)	2,349	24,030
People’s Insurance Co. Group of China Ltd. (The), H Shares	234,705	87,090
PetroChina Co. Ltd., H Shares	3,514,824	1,435,546
PICC Property & Casualty Co. Ltd., H Shares	171,051	166,831
Pinduoduo, Inc., ADR(a)	955	119,260
Ping An Insurance (Group) Co. of China Ltd., H Shares	59,034	645,369
Qingdao Port International Co. Ltd., H Shares(c)	20,035	11,435
Qudian, Inc., ADR(a)	11,929	24,693
Red Star Macalline Group Corp. Ltd., H Shares(c)	33,172	20,216
Seazen Group Ltd.(a)	10,000	11,338
Shandong Chenming Paper Holdings Ltd., H Shares	41,592	34,189
Shandong Gold Mining Co. Ltd., H Shares(c)	6,100	13,235
	Shares	Value
China-(continued)
Shanghai Electric Group Co. Ltd., H Shares(a)	121,965	$39,757
Shanghai Fosun Pharmaceutical Group Co. Ltd., H Shares(b)	4,413	36,417
Shanghai Jin Jiang Capital Co. Ltd., H Shares	61,797	14,969
Shanghai Pharmaceuticals Holding Co. Ltd., H Shares	20,185	44,107
Shenzhen Expressway Co. Ltd., H Shares	10,744	10,839
Shenzhen International Holdings Ltd.	4,000	6,092
Shenzhou International Group Holdings Ltd.	900	23,794
Shimao Group Holdings Ltd.	3,871	11,097
Sino Biopharmaceutical Ltd.	7,500	8,310
Sino-Ocean Group Holding Ltd.	67,000	14,243
Sinopec Engineering Group Co. Ltd., H Shares	19,248	12,176
Sinopec Shanghai Petrochemical Co. Ltd., H Shares	127,271	31,812
Sinopharm Group Co. Ltd., H Shares	32,424	108,198
Sinotrans Ltd., H Shares	105,174	49,867
Sogou, Inc., ADR(a)(b)	2,990	25,206
Sohu.com Ltd., ADR(a)(b)	1,369	24,135
Sun Art Retail Group Ltd.	5,339	4,059
Sunac China Holdings Ltd.	6,172	22,703
Sunny Optical Technology Group Co. Ltd.	500	12,723
TAL Education Group, ADR(a)	438	17,507
Tencent Holdings Ltd.	3,107	240,786
Tencent Music Entertainment Group, ADR(a)	4,493	70,720
Tingyi Cayman Islands Holding Corp.	5,078	9,657
Trip.com Group Ltd., ADR(a)	3,823	159,993
Tsingtao Brewery Co. Ltd., H Shares	1,377	14,619
Vipshop Holdings Ltd., ADR(a)	3,111	71,957
Want Want China Holdings Ltd.	13,232	9,820
Weibo Corp., ADR(a)	543	27,606
Weichai Power Co. Ltd., H Shares	32,554	75,497
WuXi AppTec Co. Ltd., H Shares(c)	960	19,877
Xinyuan Real Estate Co. Ltd., ADR	6,347	14,852
Yangzijiang Shipbuilding Holdings Ltd.	17,111	19,268
Yanzhou Coal Mining Co. Ltd., H Shares	42,669	54,370
Yiren Digital Ltd., ADR(a)	1,891	7,167
Yum China Holdings, Inc.	1,593	107,751
Zhengqi Financial Holding Corp., Rts., TBA(a)(d)	1,142	0
Zijin Mining Group Co. Ltd., H Shares	125,067	193,688
ZTE Corp., H Shares	9,886	26,685
ZTO Express Cayman, Inc., ADR	1,556	49,932
		12,661,877
Colombia-0.30%
Grupo Argos S.A.	4,790	13,253
Grupo Aval Acciones y Valores S.A., Preference Shares	138,379	39,739
Grupo de Inversiones Suramericana S.A.	2,628	14,407
Interconexion Electrica S.A. ESP	1,852	10,303
		77,702
Czech Republic-0.12%
CEZ A.S.	1,053	31,417
Greece-0.56%
Hellenic Telecommunications Organization S.A.	734	13,094
Motor Oil Hellas Corinth Refineries S.A.	742	12,148
OPAP S.A.	889	13,970
Public Power Corp. S.A.(a)	4,404	48,363
Star Bulk Carriers Corp.	2,446	47,722
Tsakos Energy Navigation Ltd.	864	7,828
		143,125

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Hong Kong-0.09%
Nine Dragons Paper Holdings Ltd.	9,511	$15,024
Skyworth Group Ltd.(a)	30,000	8,542
		23,566
Hungary-0.20%
Gedeon Richter PLC	420	11,722
MOL Hungarian Oil & Gas PLC(a)	5,016	40,271
		51,993
India-5.23%
Dr. Reddy’s Laboratories Ltd., ADR	440	31,403
Infosys Ltd., ADR	22,141	428,207
Reliance Infrastructure Ltd., GDR(a)(c)	21,353	33,738
Tata Motors Ltd., ADR(a)(b)	12,431	270,125
Tata Steel Ltd., GDR(c)	11,149	167,235
Vedanta Ltd., ADR(b)	26,449	392,239
WNS (Holdings) Ltd., ADR(a)	257	19,146
		1,342,093
Indonesia-0.50%
PT Adaro Energy Tbk	136,200	11,155
PT Astra International Tbk	115,667	41,700
PT Indofood Sukses Makmur Tbk	21,371	9,313
PT Perusahaan Gas Negara Tbk(a)	160,823	12,722
PT Telkom Indonesia (Persero) Tbk	169,560	38,814
PT United Tractors Tbk	10,306	15,746
		129,450
Malaysia-0.79%
Axiata Group Bhd.	18,102	16,204
Genting Bhd.	21,282	25,280
Genting Malaysia Bhd.	18,000	12,062
IJM Corp. Bhd.	21,200	9,232
Kuala Lumpur Kepong Bhd.	1,500	8,078
Maxis Bhd.	5,939	6,825
MISC Bhd.	7,032	11,721
Petronas Chemicals Group Bhd.	10,012	19,716
Petronas Gas Bhd.	2,743	10,750
Sime Darby Bhd.	73,322	40,444
Telekom Malaysia Bhd.	7,974	11,961
Tenaga Nasional Bhd.	12,698	30,689
		202,962
Mexico-5.02%
Alfa S.A.B. de C.V., Class A	56,900	39,778
Arca Continental S.A.B. de C.V.	3,133	17,420
Banco Santander (Mexico) S.A., Institucion de Banca Multiple, Grupo Financiero Santander(a)	14,000	16,502
Cemex S.A.B. de C.V., ADR(a)	53,564	443,510
Coca-Cola FEMSA S.A.B. de C.V., ADR	2,064	101,177
El Puerto de Liverpool S.A.B. de C.V., Series C1	9,070	37,936
Fomento Economico Mexicano, S.A.B. de C.V., ADR	3,175	260,350
Grupo Bimbo S.A.B. de C.V., Series A	8,540	18,527
Grupo Financiero Banorte S.A.B. de C.V., Class O	13,767	93,967
Grupo Financiero Inbursa S.A.B. de C.V., Class O(a)	15,150	14,964
Grupo Mexico S.A.B. de C.V., Class B	14,000	67,066
Grupo Televisa S.A.B., ADR	7,709	99,986
Kimberly-Clark de Mexico S.A.B. de C.V., Class A	6,400	11,530
Orbia Advance Corp. S.A.B. de C.V.	7,978	22,429
Wal-Mart de Mexico S.A.B. de C.V., Series V	14,166	45,243
		1,290,385
	Shares	Value
Peru-0.18%
Cia de Minas Buenaventura S.A.A., ADR(a)	2,367	$27,268
Nexa Resources S.A.	1,728	18,472
		45,740
Philippines-0.04%
Ayala Corp.	683	11,132
Poland-1.15%
Enea S.A.(a)	6,103	14,242
Grupa Lotos S.A.	658	9,213
KGHM Polska Miedz S.A.(a)	1,050	57,878
Orange Polska S.A.(a)	4,870	8,877
PGE Polska Grupa Energetyczna S.A.(a)	20,420	56,390
Polski Koncern Naftowy ORLEN S.A.	3,519	76,423
Polskie Gornictwo Naftowe i Gazownictwo S.A.	15,478	27,727
Tauron Polska Energia S.A.(a)	48,850	45,029
		295,779
Russia-6.72%
Alrosa PJSC	22,316	34,825
Bashneft PJSC, Preference Shares	1,482	23,396
Federal Grid Co. Unified Energy System PJSC	3,198,358	9,540
Gazprom PJSC	157,894	564,835
Inter RAO UES PJSC	268,138	18,497
Lukoil PJSC	3,892	316,115
Magnit PJSC	713	52,607
MMC Norilsk Nickel PJSC	155	57,657
Mobile TeleSystems PJSC	5,250	24,080
Nizhnekamskneftekhim PJSC, Preference Shares	8,990	9,391
Novatek PJSC	1,976	39,220
Polymetal International PLC	372	8,940
Polyus PJSC	63	13,636
Rosneft Oil Co. PJSC	25,743	183,752
RusHydro PJSC	840,768	9,557
Severstal PAO	1,160	27,796
Sistema PJSFC	75,201	32,694
Surgutneftegas PJSC	393,936	194,612
Tatneft PJSC	8,790	59,095
Transneft PJSC, Preference Shares	14	27,052
Yandex N.V., Class A(a)	259	17,579
		1,724,876
South Africa-3.85%
Aspen Pharmacare Holdings Ltd.(a)	1,814	21,586
Barloworld Ltd.(a)	3,355	29,040
Bid Corp. Ltd.(a)	1,512	31,971
Bidvest Group Ltd. (The)	2,380	33,576
DataTec Ltd.(a)	5,831	13,019
Discovery Ltd.(a)	2,170	22,526
Exxaro Resources Ltd.	2,414	26,615
Foschini Group Ltd. (The)(a)	2,551	24,682
Gold Fields Ltd.	1,444	17,478
Impala Platinum Holdings Ltd.	1,471	25,395
Momentum Metropolitan Holdings	11,104	15,875
Mr Price Group Ltd.	1,176	19,773
Netcare Ltd.(a)	9,843	10,995
Pick n Pay Stores Ltd.	3,265	13,812
Remgro Ltd.	3,152	27,665
Sanlam Ltd.	13,321	57,009
Sappi Ltd.(a)	11,760	36,680
Sasol Ltd.(a)	19,727	321,356
Shoprite Holdings Ltd.	3,649	40,420
Sibanye Stillwater Ltd.	3,861	17,557
SPAR Group Ltd. (The)	1,470	20,233

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
South Africa-(continued)
Steinhoff International Holdings N.V., (Acquired 06/19/2020 – 01/29/2021; Cost $47,265)(a)(e)	783,811	$105,749
Tiger Brands Ltd.	985	16,117
Woolworths Holdings Ltd.(a)	9,668	39,026
		988,155
Switzerland-0.05%
Mediclinic International PLC(a)	2,763	12,889
Taiwan-12.70%
Acer, Inc.	24,169	27,706
ASE Technology Holding Co. Ltd.	17,457	69,537
Asia Cement Corp.	9,028	16,402
Asustek Computer, Inc.	5,360	75,645
AU Optronics Corp.(a)	152,784	129,429
Catcher Technology Co. Ltd.	3,100	20,450
Cheng Shin Rubber Industry Co. Ltd.	10,108	17,272
China Airlines Ltd.(a)	32,401	21,141
China Development Financial Holding Corp.	134,439	59,610
China Steel Corp.	63,512	83,681
Chunghwa Telecom Co. Ltd.	10,419	42,441
Compal Electronics, Inc.	70,252	59,007
Delta Electronics, Inc.	5,787	60,810
Eva Airways Corp.	22,716	14,248
Far Eastern New Century Corp.	18,520	20,863
Far EasTone Telecommunications Co. Ltd.	5,180	12,044
Formosa Chemicals & Fibre Corp.	16,552	50,956
Formosa Plastics Corp.	14,272	52,220
Foxconn Technology Co. Ltd.	6,653	15,493
Hon Hai Precision Industry Co. Ltd.	112,589	450,510
Hotai Motor Co. Ltd.	492	10,003
Innolux Corp.(a)	192,264	154,557
Inventec Corp.	27,325	25,315
Largan Precision Co. Ltd.	121	12,693
Lite-On Technology Corp.	11,514	27,270
MediaTek, Inc.	2,926	101,364
Mercuries & Associates Holding Ltd.	15,518	12,167
Mercuries Life Insurance Co. Ltd.(a)	39,539	13,355
Micro-Star International Co. Ltd.	2,040	12,244
Nan Ya Plastics Corp.	20,667	62,209
Nanya Technology Corp.	4,468	12,982
Novatek Microelectronics Corp.	1,218	22,173
Pegatron Corp.	28,819	76,046
Pou Chen Corp.	22,628	31,201
Powertech Technology, Inc.	2,877	10,993
President Chain Store Corp.	1,402	13,241
Qisda Corp.	14,000	15,216
Quanta Computer, Inc.	19,874	62,974
Shin Kong Financial Holding Co. Ltd.	86,000	30,785
Sino-American Silicon Products, Inc.	2,586	15,382
Synnex Technology International Corp.	11,879	25,136
Taiwan Cement Corp.	16,481	30,062
Taiwan Mobile Co. Ltd.	3,381	12,151
Taiwan Semiconductor Manufacturing Co. Ltd.	39,496	840,022
Teco Electric and Machinery Co. Ltd.	7,556	8,975
TPK Holding Co. Ltd.(a)	5,240	8,727
Uni-President Enterprises Corp.	17,385	45,624
United Microelectronics Corp.	72,003	136,009
Walsin Lihwa Corp.	23,141	21,063
Wistron Corp.	43,194	47,569
WPG Holdings Ltd.	19,406	36,097
	Shares	Value
Taiwan-(continued)
WT Microelectronics Co. Ltd.	6,128	$11,973
Yageo Corp.	580	10,245
Zhen Ding Technology Holding Ltd.	2,101	7,347
		3,262,635
Tanzania-0.05%
AngloGold Ashanti Ltd.	488	11,681
Thailand-1.02%
Advanced Info Service PCL, NVDR	1,870	10,113
Airports of Thailand PCL, NVDR	3,990	7,948
Charoen Pokphand Foods PCL, NVDR	11,458	9,991
CP ALL PCL, NVDR	8,019	15,589
Indorama Ventures PCL, NVDR	9,706	14,132
IRPC PCL, NVDR	108,762	14,270
PTT Exploration & Production PCL, NVDR	7,677	28,866
PTT Global Chemical PCL, NVDR	15,840	31,933
PTT PCL, NVDR	65,112	81,781
Siam Cement PCL (The), NVDR	1,488	21,046
Thai Beverage PCL	17,732	9,314
Thai Oil PCL, NVDR	8,707	16,508
		261,491
Turkey-0.67%
BIM Birlesik Magazalar A.S.	1,368	10,257
Eregli Demir ve Celik Fabrikalari TAS	28,526	63,951
Is Yatirim Menkul Degerler A.S.	11,263	22,437
KOC Holding A.S.	13,234	28,696
Turk Hava Yollari AO(a)	9,632	14,591
Turkcell Iletisim Hizmetleri A.S.	8,133	14,978
Turkiye Petrol Rafinerileri A.S.(a)	1,539	17,530
		172,440
United States-0.19%
JBS S.A.	8,371	48,285
Total Common Stocks & Other Equity Interests (Cost $22,091,566)		25,635,041
Money Market Funds-0.04%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(f)(g) (Cost $8,632)	8,632	8,632
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.86% (Cost $22,100,198)		25,643,673
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-3.68%
Invesco Private Government Fund, 0.01%(f)(g)(h)	378,277	378,277
Invesco Private Prime Fund, 0.09%(f)(g)(h)	567,188	567,415
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $945,692)		945,692
TOTAL INVESTMENTS IN SECURITIES-103.54% (Cost $23,045,890)		26,589,365
OTHER ASSETS LESS LIABILITIES-(3.54)%		(908,600)
NET ASSETS-100.00%		$25,680,765

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic Emerging Markets ETF (ISEM)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
ADR-American Depositary Receipt
GDR-Global Depositary Receipt
NVDR-Non-Voting Depositary Receipt
Rts.-Rights
TBA-To Be Announced

Notes to Schedule of Investments:
(a)	Non-income producing security.
(b)	All or a portion of this security was out on loan at May 31, 2021.
(c)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at May 31, 2021 was $580,337, which represented 2.26% of the Fund’s Net Assets.
(d)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(e)	Restricted security. The value of this security at May 31, 2021 represented less than 1% of the Fund’s Net Assets.
(f)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$746,793	$(738,161)	$-	$-	$8,632	$5
Invesco Premier U.S. Government Money Portfolio, Institutional Class	15,111	260,468	(275,579)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	78,501	1,871,323	(1,571,547)	-	-	378,277	18*
Invesco Private Prime Fund	26,168	2,134,877	(1,593,647)	-	17	567,415	144*
Total	$119,780	$5,013,461	$(4,178,934)	$-	$17	$954,324	$167

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(g)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(h)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US ETF (IUS)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.81%
Communication Services-9.98%
Activision Blizzard, Inc.	1,344	$130,704
Alphabet, Inc., Class A(b)	1,848	4,355,459
Altice USA, Inc., Class A(b)	4,688	169,049
AMC Entertainment Holdings, Inc., Class A(b)(c)	8,619	225,128
AT&T, Inc.	86,214	2,537,278
Charter Communications, Inc., Class A(b)	848	588,961
Comcast Corp., Class A	31,520	1,807,357
Discovery, Inc., Class A(b)(c)	6,113	196,288
DISH Network Corp., Class A(b)	3,978	173,123
Electronic Arts, Inc.	841	120,204
Facebook, Inc., Class A(b)	6,431	2,114,063
IAC/InterActiveCorp.(b)	164	26,153
Interpublic Group of Cos., Inc. (The)	4,518	152,211
Liberty Global PLC, Class C (United Kingdom)(b)	9,320	253,690
Liberty Media Corp.-Liberty SiriusXM, Class C(b)	3,227	140,407
Live Nation Entertainment, Inc.(b)(c)	795	71,637
Lumen Technologies, Inc.	29,969	414,771
Match Group, Inc.(b)(c)	328	47,029
News Corp., Class A	7,187	193,977
Omnicom Group, Inc.	2,136	175,665
Sinclair Broadcast Group, Inc., Class A	2,279	76,780
Sirius XM Holdings, Inc.(c)	5,892	36,825
Take-Two Interactive Software, Inc.(b)	283	52,514
Telephone & Data Systems, Inc.	2,718	69,907
T-Mobile US, Inc.(b)	1,020	144,279
Twitter, Inc.(b)	2,070	120,060
Verizon Communications, Inc.	25,765	1,455,465
ViacomCBS, Inc., Class B	6,502	275,815
Vimeo, Inc.(b)	266	11,183
Walt Disney Co. (The)(b)	6,433	1,149,255
		17,285,237
Consumer Discretionary-14.95%
Adient PLC(b)	3,788	189,627
Advance Auto Parts, Inc.	509	96,573
Amazon.com, Inc.(b)	518	1,669,550
American Axle & Manufacturing Holdings, Inc.(b)	5,907	66,158
Aptiv PLC(b)	1,532	230,443
Aramark	3,156	117,877
Autoliv, Inc. (Sweden)	802	85,036
AutoNation, Inc.(b)	1,872	191,187
AutoZone, Inc.(b)	106	149,100
Bed Bath & Beyond, Inc.(b)(c)	9,529	266,717
Best Buy Co., Inc.	2,329	270,723
Booking Holdings, Inc.(b)	273	644,703
BorgWarner, Inc.	2,488	127,610
Brunswick Corp.	606	61,951
Burlington Stores, Inc.(b)	227	73,405
Capri Holdings Ltd.(b)	3,140	178,069
CarMax, Inc.(b)	1,122	129,243
Carnival Corp.(b)(c)	20,364	601,960
Chipotle Mexican Grill, Inc.(b)	38	52,135
Core-Mark Holding Co., Inc.	1,491	68,377
D.R. Horton, Inc.	2,109	200,967
Dana, Inc.	4,088	110,907
Darden Restaurants, Inc.	986	141,225
Dick’s Sporting Goods, Inc.	1,656	161,510
Dollar General Corp.	940	190,782
Dollar Tree, Inc.(b)	1,578	153,855
eBay, Inc.	6,110	371,977
Expedia Group, Inc.(b)	1,405	248,615
Foot Locker, Inc.	2,146	135,820
	Shares	Value
Consumer Discretionary-(continued)
Ford Motor Co.(b)	181,681	$2,639,825
Gap, Inc. (The)	6,973	233,247
Garmin Ltd.	468	66,568
General Motors Co.(b)	37,210	2,206,925
Gentex Corp.	1,434	50,907
Genuine Parts Co.	1,266	165,998
Goodyear Tire & Rubber Co. (The)(b)	12,323	244,365
Group 1 Automotive, Inc.	839	133,804
Hanesbrands, Inc.	4,773	93,264
Harley-Davidson, Inc.	2,721	131,887
Hasbro, Inc.	649	62,285
Hilton Worldwide Holdings, Inc.(b)	1,291	161,724
Home Depot, Inc. (The)	3,694	1,178,054
Hyatt Hotels Corp., Class A(b)(c)	1,081	84,404
Kohl’s Corp.	7,504	416,397
L Brands, Inc.(b)	4,553	318,118
Las Vegas Sands Corp.(b)	1,722	99,446
Lear Corp.	1,180	228,165
Leggett & Platt, Inc.	1,196	65,816
Lennar Corp., Class A	2,942	291,287
Lithia Motors, Inc., Class A	452	159,099
LKQ Corp.(b)	3,138	159,912
Lowe’s Cos., Inc.	3,781	736,652
lululemon athletica, inc.(b)	154	49,762
Macy’s, Inc.(b)	24,039	439,433
Marriott International, Inc., Class A(b)	1,765	253,419
Marriott Vacations Worldwide Corp.(b)	506	87,179
McDonald’s Corp.	2,153	503,565
MGM Resorts International	8,651	370,868
Mohawk Industries, Inc.(b)	897	188,980
Murphy USA, Inc.	360	48,532
Newell Brands, Inc.	9,018	258,726
NIKE, Inc., Class B	4,189	571,631
Nordstrom, Inc.(b)(c)	3,645	122,253
Norwegian Cruise Line Holdings Ltd.(b)(c)	7,753	247,321
NVR, Inc.(b)	21	102,632
ODP Corp. (The)(b)	2,109	92,248
O’Reilly Automotive, Inc.(b)	242	129,499
Penske Automotive Group, Inc.	1,079	92,352
Polaris, Inc.	500	65,610
PulteGroup, Inc.	2,706	156,380
PVH Corp.(b)	1,858	213,336
Qurate Retail, Inc., Class A	12,366	168,549
Ralph Lauren Corp.(b)	989	122,715
Ross Stores, Inc.	1,444	182,507
Royal Caribbean Cruises Ltd.(b)	3,930	366,551
Service Corp. International	856	45,385
Signet Jewelers Ltd.(b)	4,078	247,045
Skechers U.S.A., Inc., Class A(b)	1,232	58,520
Starbucks Corp.	6,321	719,835
Tapestry, Inc.(b)	5,067	227,458
Target Corp.	3,497	793,539
Taylor Morrison Home Corp., Class A(b)	2,358	69,844
Tenneco, Inc., Class A(b)	11,847	185,761
Tesla, Inc.(b)	592	370,130
Thor Industries, Inc.	495	60,885
TJX Cos., Inc. (The)	5,473	369,646
Toll Brothers, Inc.	2,217	144,637
Tractor Supply Co.	505	91,759
Ulta Beauty, Inc.(b)	288	99,464
Vail Resorts, Inc.(b)	189	61,780
VF Corp.	1,632	130,103
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Whirlpool Corp.	907	$215,041
Williams-Sonoma, Inc.	562	95,281
Wynn Resorts Ltd.(b)	780	102,859
Yum! Brands, Inc.	609	73,062
		25,910,333
Consumer Staples-6.94%
Altria Group, Inc.	11,500	566,030
Archer-Daniels-Midland Co.	5,546	368,975
BJ’s Wholesale Club Holdings, Inc.(b)	1,452	65,035
Brown-Forman Corp., Class B	583	46,850
Bunge Ltd.	3,565	309,513
Campbell Soup Co.	708	34,458
Casey’s General Stores, Inc.	253	55,873
Church & Dwight Co., Inc.	610	52,295
Clorox Co. (The)	298	52,666
Coca-Cola Co. (The)	12,373	684,103
Colgate-Palmolive Co.	2,390	200,234
Conagra Brands, Inc.	2,363	90,030
Constellation Brands, Inc., Class A	771	184,824
Costco Wholesale Corp.	1,918	725,522
Estee Lauder Cos., Inc. (The), Class A	895	274,335
General Mills, Inc.	2,341	147,155
Hershey Co. (The)	625	108,156
Hormel Foods Corp.	1,630	79,120
Ingredion, Inc.	531	50,408
JM Smucker Co. (The)	680	90,637
Kellogg Co.	1,511	98,955
Keurig Dr Pepper, Inc.(c)	1,363	50,377
Kimberly-Clark Corp.	1,074	140,297
Kraft Heinz Co. (The)	10,757	468,898
Kroger Co. (The)	13,184	487,544
McCormick & Co., Inc.	581	51,744
Molson Coors Beverage Co., Class B(b)	3,391	197,763
Mondelez International, Inc., Class A	6,409	407,164
Monster Beverage Corp.(b)	756	71,268
PepsiCo, Inc.	4,418	653,599
Performance Food Group Co.(b)	2,990	149,889
Philip Morris International, Inc.	5,681	547,819
Post Holdings, Inc.(b)	559	64,581
Procter & Gamble Co. (The)	9,010	1,214,999
Rite Aid Corp.(b)(c)	4,262	77,867
Sysco Corp.	5,298	429,138
Tyson Foods, Inc., Class A	3,793	301,544
United Natural Foods, Inc.(b)	3,211	121,890
US Foods Holding Corp.(b)	5,195	202,293
Walgreens Boots Alliance, Inc.	15,293	805,329
Walmart, Inc.	9,188	1,304,972
		12,034,149
Energy-9.26%
Antero Resources Corp.(b)	21,456	276,997
APA Corp.	10,141	210,933
Baker Hughes Co., Class A	12,807	312,491
Cabot Oil & Gas Corp.	3,042	49,889
Cheniere Energy, Inc.(b)	1,352	114,785
Chevron Corp.	19,227	1,995,570
Cimarex Energy Co.	1,937	131,232
CNX Resources Corp.(b)(c)	4,413	60,105
ConocoPhillips	13,610	758,621
CVR Energy, Inc.	2,754	57,145
Delek US Holdings, Inc.	2,619	58,377
Devon Energy Corp.	13,134	348,839
	Shares	Value
Energy-(continued)
EOG Resources, Inc.	5,916	$475,291
EQT Corp.(b)	7,703	160,839
Exxon Mobil Corp.	56,862	3,319,035
Halliburton Co.	16,533	371,166
Helmerich & Payne, Inc.	2,613	73,817
Hess Corp.	2,097	175,771
HollyFrontier Corp.	4,375	142,056
Marathon Oil Corp.	23,965	290,216
Marathon Petroleum Corp.	21,944	1,356,139
Murphy Oil Corp.	5,514	119,599
NOV, Inc.(b)	6,600	106,392
Occidental Petroleum Corp.	26,122	678,127
ONEOK, Inc.	3,839	202,469
Ovintiv, Inc.	21,453	571,293
Patterson-UTI Energy, Inc.	12,391	103,713
PBF Energy, Inc., Class A(b)	8,400	135,576
PDC Energy, Inc.(b)	2,947	124,422
Peabody Energy Corp.(b)	18,631	123,524
Phillips 66	8,048	677,803
Pioneer Natural Resources Co.	1,726	262,680
Range Resources Corp.(b)	7,542	102,269
Schlumberger Ltd.	25,175	788,733
Southwestern Energy Co.(b)	15,319	79,199
Targa Resources Corp.	5,856	227,564
TechnipFMC PLC (United Kingdom)(b)	13,983	120,114
Valero Energy Corp.	8,952	719,741
World Fuel Services Corp.	5,048	155,125
		16,037,657
Financials-7.06%
Affiliated Managers Group, Inc.	727	119,228
Alleghany Corp.(b)	158	113,218
Allstate Corp. (The)	3,996	545,894
American Express Co.	5,515	883,117
Aon PLC, Class A(c)	655	165,957
Arthur J. Gallagher & Co.	701	102,774
Assurant, Inc.	839	135,205
AXIS Capital Holdings Ltd.	1,118	59,969
Berkshire Hathaway, Inc., Class B(b)	17,317	5,012,232
Cboe Global Markets, Inc.	372	41,404
Chubb Ltd.	4,776	811,872
Cincinnati Financial Corp.	1,596	194,249
Everest Re Group Ltd.	509	132,320
Fidelity National Financial, Inc.	2,625	123,349
First American Financial Corp.	1,133	72,863
Franklin Resources, Inc.(c)	3,371	115,322
Hanover Insurance Group, Inc. (The)	617	86,065
Hartford Financial Services Group, Inc. (The)	5,182	338,644
Janus Henderson Group PLC	2,258	86,956
Kemper Corp.	611	45,746
Lazard Ltd., Class A	1,647	77,705
LPL Financial Holdings, Inc.	726	107,361
Markel Corp.(b)	97	118,872
Marsh & McLennan Cos., Inc.	1,372	189,816
MGIC Investment Corp.	5,087	74,881
Moody’s Corp.	277	92,892
Mr. Cooper Group, Inc.(b)(c)	4,179	144,552
MSCI, Inc.	118	55,239
Nasdaq, Inc.	398	66,649
Old Republic International Corp.	4,570	120,008
OneMain Holdings, Inc.	2,369	137,023
Progressive Corp. (The)	3,754	371,946
Radian Group, Inc.	2,757	64,376

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Raymond James Financial, Inc.	1,318	$174,754
S&P Global, Inc.	370	140,404
StoneX Group, Inc.(b)	2,110	142,847
T. Rowe Price Group, Inc.	1,001	191,541
Travelers Cos., Inc. (The)	3,561	568,692
W.R. Berkley Corp.	1,147	89,454
Willis Towers Watson PLC	474	123,885
		12,239,281
Health Care-11.30%
Abbott Laboratories	4,032	470,333
AbbVie, Inc.	6,049	684,747
Agilent Technologies, Inc.	864	119,344
Alexion Pharmaceuticals, Inc.(b)	834	147,243
Align Technology, Inc.(b)	153	90,293
AmerisourceBergen Corp.	4,331	496,939
Amgen, Inc.	2,427	577,480
Anthem, Inc.	1,832	729,539
Baxter International, Inc.	1,771	145,435
Becton, Dickinson and Co.	792	191,577
Biogen, Inc.(b)	1,111	297,170
Boston Scientific Corp.(b)	2,467	104,971
Bristol-Myers Squibb Co.	6,801	446,962
Cardinal Health, Inc.	9,121	511,414
Centene Corp.(b)	3,432	252,595
Cerner Corp.	1,377	107,750
Cigna Corp.	3,125	808,906
Cooper Cos., Inc. (The)	120	47,214
CVS Health Corp.	17,034	1,472,419
Danaher Corp.	1,289	330,164
DaVita, Inc.(b)	1,530	183,707
DENTSPLY SIRONA, Inc.	1,258	84,185
Edwards Lifesciences Corp.(b)	828	79,405
Elanco Animal Health, Inc.(b)	1,707	61,418
Eli Lilly and Co.	2,187	436,831
Encompass Health Corp.	469	40,236
Gilead Sciences, Inc.	5,675	375,174
HCA Healthcare, Inc.	2,181	468,457
Henry Schein, Inc.(b)	1,098	83,492
Hologic, Inc.(b)	701	44,205
Humana, Inc.	700	306,390
Illumina, Inc.(b)	160	64,902
Intuitive Surgical, Inc.(b)	143	120,432
IQVIA Holdings, Inc.(b)	765	183,722
Jazz Pharmaceuticals PLC(b)	385	68,580
Johnson & Johnson	8,539	1,445,226
Laboratory Corp. of America Holdings(b)	575	157,826
McKesson Corp.	5,119	984,844
Medtronic PLC	5,618	711,183
Merck & Co., Inc.	9,839	746,682
Mettler-Toledo International, Inc.(b)	55	71,552
Molina Healthcare, Inc.(b)	283	71,135
Perrigo Co. PLC	885	40,834
Pfizer, Inc.	29,521	1,143,348
Quest Diagnostics, Inc.	692	91,116
Regeneron Pharmaceuticals, Inc.(b)	141	70,843
ResMed, Inc.	190	39,112
STERIS PLC(c)	224	42,753
Stryker Corp.	782	199,621
Tenet Healthcare Corp.(b)	3,676	245,961
Thermo Fisher Scientific, Inc.	852	400,014
UnitedHealth Group, Inc.	4,314	1,777,023
Universal Health Services, Inc., Class B	983	156,916
	Shares	Value
Health Care-(continued)
Vertex Pharmaceuticals, Inc.(b)	220	$45,899
Viatris, Inc.	7,005	106,756
Waters Corp.(b)	432	139,212
Zimmer Biomet Holdings, Inc.	855	143,922
Zoetis, Inc.	620	109,542
		19,574,951
Industrials-13.18%
3M Co.	2,890	586,786
A.O. Smith Corp.	824	58,562
AECOM(b)	2,201	143,087
AGCO Corp.	907	125,502
Allison Transmission Holdings, Inc.	1,171	49,545
American Airlines Group, Inc.(b)	5,783	140,180
AMETEK, Inc.	721	97,407
Avis Budget Group, Inc.(b)	5,992	526,217
Boeing Co. (The)(b)	4,379	1,081,701
Booz Allen Hamilton Holding Corp.	525	44,588
Builders FirstSource, Inc.(b)	1,779	79,237
C.H. Robinson Worldwide, Inc.	1,029	99,834
CACI International, Inc., Class A(b)	140	35,694
Carlisle Cos., Inc.	449	86,352
Caterpillar, Inc.	4,560	1,099,325
Cintas Corp.	289	102,173
CSX Corp.	4,681	468,662
Cummins, Inc.	1,232	316,969
Deere & Co.	2,127	768,060
Delta Air Lines, Inc.(b)	5,373	256,185
Dover Corp.	702	105,651
Eaton Corp. PLC	3,343	485,571
EMCOR Group, Inc.	657	82,854
Emerson Electric Co.	3,651	349,364
Equifax, Inc.	218	51,239
Expeditors International of Washington, Inc.	805	101,180
Fastenal Co.	1,256	66,618
FedEx Corp.	3,393	1,068,150
Fluor Corp.(b)(c)	5,956	110,186
Fortive Corp.	1,100	79,772
Fortune Brands Home & Security, Inc.	790	81,496
General Dynamics Corp.	1,943	368,995
General Electric Co.	96,376	1,355,047
Honeywell International, Inc.	3,751	866,143
Howmet Aerospace, Inc.(b)	8,120	288,098
Hubbell, Inc.	301	57,383
Huntington Ingalls Industries, Inc.	330	71,349
IDEX Corp.	213	47,427
IHS Markit Ltd.	1,175	123,739
Illinois Tool Works, Inc.	1,149	266,292
J.B. Hunt Transport Services, Inc.	469	80,452
Jacobs Engineering Group, Inc.	803	114,090
Johnson Controls International PLC	11,550	768,537
Kansas City Southern	459	136,635
KAR Auction Services, Inc.(b)(c)	2,663	47,774
Knight-Swift Transportation Holdings, Inc.	1,020	48,685
L3Harris Technologies, Inc.	676	147,409
Leidos Holdings, Inc.	683	70,178
Lockheed Martin Corp.	1,043	398,635
Macquarie Infrastructure Corp.	1,197	41,751
ManpowerGroup, Inc.	1,371	165,877
Masco Corp.	1,363	82,203
MasTec, Inc.(b)(c)	893	103,883
Nielsen Holdings PLC	4,644	126,363
Norfolk Southern Corp.	1,530	429,777

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Northrop Grumman Corp.	755	$276,232
Old Dominion Freight Line, Inc.	283	75,122
Oshkosh Corp.	791	103,969
Owens Corning	1,321	140,885
PACCAR, Inc.	2,691	246,388
Parker-Hannifin Corp.	791	243,747
Pentair PLC	934	64,418
Quanta Services, Inc.	1,680	160,188
Raytheon Technologies Corp.	10,450	927,019
Republic Services, Inc.	1,524	166,390
Robert Half International, Inc.	884	78,490
Rockwell Automation, Inc.	406	107,070
Roper Technologies, Inc.	199	89,552
Ryder System, Inc.	2,322	189,916
Science Applications International Corp.	386	34,686
Sensata Technologies Holding PLC(b)	1,198	71,197
Snap-on, Inc.	380	96,756
Southwest Airlines Co.(b)	2,475	152,114
Spirit AeroSystems Holdings, Inc., Class A	2,576	126,765
Stanley Black & Decker, Inc.	960	208,128
Textron, Inc.	3,991	273,264
Trane Technologies PLC	1,632	304,205
TransDigm Group, Inc.(b)	191	123,928
Trinity Industries, Inc.	1,878	52,171
Union Pacific Corp.	3,454	776,217
United Airlines Holdings, Inc.(b)(c)	3,972	231,766
United Parcel Service, Inc., Class B	5,129	1,100,683
United Rentals, Inc.(b)	919	306,909
Univar Solutions, Inc.(b)	2,712	73,468
Verisk Analytics, Inc.	276	47,701
W.W. Grainger, Inc.	242	111,843
Wabtec Corp.	1,141	94,429
Waste Connections, Inc.	776	94,237
Waste Management, Inc.	1,731	243,517
WESCO International, Inc.(b)	1,486	158,363
XPO Logistics, Inc.(b)	1,692	248,606
Xylem, Inc.	714	84,338
		22,839,546
Information Technology-19.19%
Accenture PLC, Class A	2,127	600,154
Adobe, Inc.(b)	589	297,198
Akamai Technologies, Inc.(b)	534	60,988
Amdocs Ltd.	818	63,886
Amphenol Corp., Class A	2,102	141,381
Analog Devices, Inc.	1,309	215,461
Apple, Inc.	61,167	7,622,020
Applied Materials, Inc.	4,164	575,173
Arrow Electronics, Inc.(b)	1,900	228,627
Autodesk, Inc.(b)	214	61,174
Automatic Data Processing, Inc.	1,252	245,417
Avnet, Inc.	3,679	162,097
Broadcom, Inc.	2,245	1,060,381
Broadridge Financial Solutions, Inc.	352	56,137
Cadence Design Systems, Inc.(b)	409	51,939
CDW Corp.	881	145,735
Cisco Systems, Inc.	25,783	1,363,921
Citrix Systems, Inc.	354	40,696
Cognizant Technology Solutions Corp., Class A	3,983	285,023
CommScope Holding Co., Inc.(b)	3,445	69,968
Corning, Inc.	8,281	361,300
Dell Technologies, Inc., Class C(b)	12,653	1,248,092
DXC Technology Co.(b)	10,861	411,849
	Shares	Value
Information Technology-(continued)
EchoStar Corp., Class A(b)	1,165	$30,861
F5 Networks, Inc.(b)	220	40,795
Fiserv, Inc.(b)	1,132	130,406
FleetCor Technologies, Inc.(b)	276	75,745
Flex Ltd.(b)	4,128	75,419
GoDaddy, Inc., Class A(b)	387	31,332
Hewlett Packard Enterprise Co.	31,456	502,038
HP, Inc.	21,070	615,876
Intel Corp.	25,128	1,435,311
International Business Machines Corp.	6,519	937,041
Intuit, Inc.	361	158,511
Jabil, Inc.	3,157	178,213
Juniper Networks, Inc.	2,503	65,904
Keysight Technologies, Inc.(b)	459	65,352
KLA Corp.	517	163,832
Lam Research Corp.	759	493,236
Marvell Technology, Inc.	2,212	106,840
Mastercard, Inc., Class A	1,400	504,812
Maxim Integrated Products, Inc.	1,039	105,988
Microchip Technology, Inc.	834	130,896
Micron Technology, Inc.(b)	10,722	902,149
Microsoft Corp.	13,510	3,373,177
Motorola Solutions, Inc.	480	98,549
NCR Corp.(b)	2,245	108,209
NetApp, Inc.	2,401	185,765
NVIDIA Corp.	492	319,692
ON Semiconductor Corp.(b)	3,590	143,744
Oracle Corp.	16,376	1,289,446
Palo Alto Networks, Inc.(b)	192	69,744
Paychex, Inc.	977	98,814
PayPal Holdings, Inc.(b)	1,729	449,575
Qorvo, Inc.(b)	618	112,921
QUALCOMM, Inc.	7,416	997,749
salesforce.com, inc.(b)	1,058	251,910
Sanmina Corp.(b)	1,293	54,448
Seagate Technology Holdings PLC (Ireland)	2,322	222,331
ServiceNow, Inc.(b)	116	54,970
Skyworks Solutions, Inc.	664	112,880
SS&C Technologies Holdings, Inc.	832	61,460
SYNNEX Corp.	680	86,088
Synopsys, Inc.(b)	290	73,759
TE Connectivity Ltd.	2,297	311,657
Teradyne, Inc.	697	92,248
Texas Instruments, Inc.	3,539	671,773
Trimble, Inc.(b)	933	72,578
VeriSign, Inc.(b)	146	32,108
Visa, Inc., Class A	3,734	848,738
VMware, Inc., Class A(b)(c)	1,741	274,886
Western Digital Corp.(b)	3,267	245,776
Western Union Co. (The)	2,812	68,810
Workday, Inc., Class A(b)	189	43,228
Xerox Holdings Corp.	5,931	139,082
Xilinx, Inc.	792	100,584
Zebra Technologies Corp., Class A(b)	146	72,569
		33,258,442
Materials-5.27%
Air Products and Chemicals, Inc.	613	183,692
Albemarle Corp.	685	114,450
Alcoa Corp.(b)	9,257	367,225
Ashland Global Holdings, Inc.	512	48,558
Avery Dennison Corp.	469	103,429
Axalta Coating Systems Ltd.(b)	1,524	49,439

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Materials-(continued)
Ball Corp.	1,489	$122,336
Berry Global Group, Inc.(b)	1,200	81,852
Celanese Corp.	1,213	200,691
CF Industries Holdings, Inc.	2,895	153,927
Chemours Co. (The)	4,175	150,008
Crown Holdings, Inc.	834	86,102
Domtar Corp.(b)	1,992	108,026
DuPont de Nemours, Inc.	12,186	1,030,814
Eastman Chemical Co.	1,558	195,373
Ecolab, Inc.	696	149,696
FMC Corp.	469	54,728
Freeport-McMoRan, Inc.	13,344	570,056
Graphic Packaging Holding Co.	2,748	48,585
Huntsman Corp.	3,581	101,629
International Flavors & Fragrances, Inc.	417	59,076
International Paper Co.	6,227	392,924
Linde PLC (United Kingdom)	2,406	723,244
Louisiana-Pacific Corp.	1,578	106,057
LyondellBasell Industries N.V., Class A	5,067	570,645
Martin Marietta Materials, Inc.	310	112,731
Mosaic Co. (The)	8,908	321,935
Newmont Corp.	2,230	163,860
Nucor Corp.	4,618	473,530
O-I Glass, Inc.(b)	4,766	87,837
Olin Corp.	4,434	216,778
Packaging Corp. of America	637	94,690
PPG Industries, Inc.	1,398	251,248
Reliance Steel & Aluminum Co.	913	153,448
RPM International, Inc.	552	51,628
Sherwin-Williams Co. (The)	674	191,099
Sonoco Products Co.	719	48,547
Steel Dynamics, Inc.	3,660	228,494
Ternium S.A., ADR (Mexico)	6,621	242,395
United States Steel Corp.(c)	9,504	246,439
Vulcan Materials Co.	553	101,376
Westrock Co.	6,440	375,581
		9,134,178
Real Estate-0.84%
CBRE Group, Inc., Class A(b)	2,924	256,669
Equinix, Inc.	129	95,037
Host Hotels & Resorts, Inc.(b)	7,587	130,269
Iron Mountain, Inc.(c)	2,195	95,570
Jones Lang LaSalle, Inc.(b)	780	157,755
Park Hotels & Resorts, Inc.(b)(c)	5,305	110,291
Public Storage	545	153,952
Realogy Holdings Corp.(b)	7,640	135,304
SBA Communications Corp., Class A	158	47,103
Service Properties Trust	7,327	92,027
Weyerhaeuser Co.	4,572	173,553
		1,447,530
	Shares	Value
Utilities-1.84%
AES Corp. (The)	7,310	$185,747
Alliant Energy Corp.	958	54,750
Ameren Corp.	1,377	115,943
American Electric Power Co., Inc.	2,767	237,962
Atmos Energy Corp.	499	49,486
CenterPoint Energy, Inc.	5,843	147,828
CMS Energy Corp.	1,263	79,241
Consolidated Edison, Inc.	2,372	183,213
DTE Energy Co.	1,404	193,738
Entergy Corp.	1,344	141,469
Eversource Energy	1,526	123,896
Exelon Corp.	10,719	483,641
FirstEnergy Corp.	2,919	110,659
MDU Resources Group, Inc.	1,800	60,588
NiSource, Inc.	2,623	66,886
NRG Energy, Inc.	2,455	78,928
PG&E Corp.(b)	14,225	144,241
Public Service Enterprise Group, Inc.	3,546	220,278
UGI Corp.	2,019	92,975
Vistra Corp.	6,621	107,062
WEC Energy Group, Inc.	1,392	130,723
Xcel Energy, Inc.	2,603	184,501
		3,193,755
Total Common Stocks & Other Equity Interests (Cost $125,240,608)		172,955,059
Money Market Funds-0.02%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(d)(e) (Cost $41,905)	41,905	41,905
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.83% (Cost $125,282,513)		172,996,964
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-2.23%
Invesco Private Government Fund, 0.01%(d)(e)(f)	1,542,372	1,542,372
Invesco Private Prime Fund, 0.09%(d)(e)(f)	2,312,633	2,313,558
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,855,930)		3,855,930
TOTAL INVESTMENTS IN SECURITIES-102.06% (Cost $129,138,443)		176,852,894
OTHER ASSETS LESS LIABILITIES-(2.06)%		(3,571,018)
NET ASSETS-100.00%		$173,281,876

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US ETF (IUS)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$2,570,974	$(2,529,069)	$-	$-	$41,905	$22
Invesco Premier U.S. Government Money Portfolio, Institutional Class	11,956	619,890	(631,846)	-	-	-	1
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	1,089,743	8,804,418	(8,351,789)	-	-	1,542,372	132*
Invesco Private Prime Fund	363,253	10,367,527	(8,417,373)	-	151	2,313,558	838*
Total	$1,464,952	$22,362,809	$(19,930,077)	$-	$151	$3,897,835	$993

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(e)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(f)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Schedule of Investments(a)
Invesco RAFITM Strategic US Small Company ETF (IUSS)
May 31, 2021
(Unaudited)
	Shares	Value
Common Stocks & Other Equity Interests-99.91%
Communication Services-4.24%
AMC Networks, Inc., Class A(b)(c)	1,149	$61,678
Angi, Inc., Class A(b)	2,017	28,601
ATN International, Inc.	103	4,869
Bandwidth, Inc., Class A(b)(c)	18	2,129
Boingo Wireless, Inc.(b)	341	4,767
Cable One, Inc.	10	18,156
Cardlytics, Inc.(b)	17	1,811
Cargurus, Inc., (Acquired 07/05/2019 - 06/19/2020; Cost $6,180)(b)(d)	207	5,842
Cars.com, Inc.(b)	3,083	45,043
Cincinnati Bell, Inc.(b)	654	10,072
Cinemark Holdings, Inc.(b)(c)	3,231	73,215
Clear Channel Outdoor Holdings, Inc.(b)	484	1,157
Cogent Communications Holdings, Inc.	98	7,409
comScore, Inc.(b)	1,146	4,584
Consolidated Communications Holdings, Inc.(b)	3,346	31,319
E.W. Scripps Co. (The), Class A	1,359	28,824
Entercom Communications Corp.(b)	14,501	63,079
Eros STX Global Corp. (United Arab Emirates)(b)	2,151	2,581
Eventbrite, Inc., Class A(b)	556	11,287
EverQuote, Inc., Class A(b)	14	441
Globalstar, Inc.(b)(c)	3,200	5,120
Gogo, Inc.(b)(c)	685	9,330
Gravity Co. Ltd., ADR (South Korea)(b)	40	5,238
Gray Television, Inc.	1,783	41,473
Iridium Communications, Inc.(b)	659	25,180
John Wiley & Sons, Inc., Class A	643	40,753
Liberty Latin America Ltd., Class A (Chile)(b)	2,156	30,766
Liberty TripAdvisor Holdings, Inc., Class A(b)	11,544	54,949
Lions Gate Entertainment Corp., Class A(b)(c)	5,138	100,088
Madison Square Garden Sports Corp., Class A(b)	140	25,906
Magnite, Inc.(b)(c)	277	8,227
Manchester United PLC, Class A (United Kingdom)	168	2,626
Marcus Corp. (The)(b)(c)	895	18,894
Match Group, Inc.(b)(c)	491	70,400
Meredith Corp.(b)	2,775	93,462
MSG Networks, Inc., Class A(b)(c)	351	5,412
National CineMedia, Inc.	1,867	9,036
Netflix, Inc.(b)	77	38,716
New York Times Co. (The), Class A	426	18,241
Nexstar Media Group, Inc., Class A	552	83,854
ORBCOMM, Inc.(b)	1,092	12,220
QuinStreet, Inc.(b)	377	6,828
Roku, Inc.(b)	61	21,149
Scholastic Corp.	598	20,141
Shenandoah Telecommunications Co.	235	11,724
Snap, Inc., Class A(b)	366	22,736
Spok Holdings, Inc.	288	3,361
TechTarget, Inc.(b)	90	6,328
TEGNA, Inc.	2,883	55,901
TripAdvisor, Inc.(b)	1,861	80,861
TrueCar, Inc.(b)	1,405	8,304
United States Cellular Corp.(b)	531	20,045
WideOpenWest, Inc.(b)	972	16,203
World Wrestling Entertainment, Inc., Class A(c)	304	16,975
Yelp, Inc.(b)	1,613	64,697
Zillow Group, Inc., Class C(b)	285	33,436
Zynga, Inc., Class A(b)	2,416	26,189
		1,521,633
	Shares	Value
Consumer Discretionary-23.86%
1-800-Flowers.com, Inc., Class A(b)(c)	354	$10,786
2U, Inc.(b)(c)	138	5,026
Abercrombie & Fitch Co., Class A(b)	2,685	114,649
Accel Entertainment, Inc.(b)	59	774
Acushnet Holdings Corp.	267	14,204
Adtalem Global Education, Inc.(b)	745	27,103
American Eagle Outfitters, Inc.(c)	4,555	161,384
American Public Education, Inc.(b)	138	3,864
America’s Car-Mart, Inc.(b)	64	10,521
Asbury Automotive Group, Inc.(b)	566	112,232
At Home Group, Inc.(b)	2,955	110,931
Beazer Homes USA, Inc.(b)	1,765	42,025
Big Lots, Inc.	1,209	73,676
Biglari Holdings, Inc., Class B(b)	54	8,649
BJ’s Restaurants, Inc.(b)	642	35,490
Bloomin’ Brands, Inc.(b)	2,601	76,860
Bluegreen Vacations Holding Corp.(b)	943	19,794
Boot Barn Holdings, Inc.(b)	295	22,535
Boyd Gaming Corp.(b)	1,432	92,206
Bright Horizons Family Solutions, Inc.(b)	206	28,475
Brinker International, Inc.(b)	1,026	63,048
Buckle, Inc. (The)	444	18,701
Caesars Entertainment, Inc.(b)	830	89,183
Caleres, Inc.	3,272	82,062
Callaway Golf Co.	877	32,379
Camping World Holdings, Inc., Class A	1,206	53,534
Carrols Restaurant Group, Inc.(b)	1,218	7,198
Carter’s, Inc.	499	51,018
Cato Corp. (The), Class A(b)	666	10,296
Cavco Industries, Inc.(b)	49	10,842
Century Communities, Inc.(b)	389	31,657
Cheesecake Factory, Inc. (The)(b)	1,145	67,349
Chegg, Inc.(b)	141	10,844
Chico’s FAS, Inc.(b)	13,344	62,050
Children’s Place, Inc. (The)(b)	642	59,700
Choice Hotels International, Inc.(b)	156	18,862
Churchill Downs, Inc.	152	30,329
Chuy’s Holdings, Inc.(b)	267	11,067
Citi Trends, Inc.(b)	520	43,337
Columbia Sportswear Co.	332	34,106
Conn’s, Inc.(b)	1,833	42,507
Cooper Tire & Rubber Co.	1,088	64,605
Cooper-Standard Holdings, Inc.(b)	2,214	65,889
Cracker Barrel Old Country Store, Inc.	341	53,783
Crocs, Inc.(b)	708	71,678
Dave & Buster’s Entertainment, Inc.(b)	2,639	111,577
Deckers Outdoor Corp.(b)	193	64,740
Denny’s Corp.(b)	629	11,058
Designer Brands, Inc., Class A(b)	5,715	99,955
Dillard’s, Inc., Class A(c)	1,425	187,972
Dine Brands Global, Inc.(b)	280	26,586
Domino’s Pizza, Inc.	78	33,296
Dorman Products, Inc.(b)	149	15,255
El Pollo Loco Holdings, Inc.(b)	195	3,288
Ethan Allen Interiors, Inc.	611	17,640
Etsy, Inc.(b)	186	30,640
Everi Holdings, Inc.(b)	1,129	23,404
Express, Inc.(b)	7,070	30,330
Farfetch Ltd., Class A (United Kingdom)(b)	314	14,548
Fiesta Restaurant Group, Inc.(b)	709	9,635
Five Below, Inc.(b)	164	30,196
Floor & Decor Holdings, Inc., Class A(b)	312	30,673
See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Discretionary-(continued)
Fossil Group, Inc.(b)	4,408	$62,241
Fox Factory Holding Corp.(b)	101	15,703
frontdoor, inc.(b)	171	9,183
Funko, Inc., Class A(b)	931	24,439
GameStop Corp., Class A(b)(c)	7,688	1,706,736
Genesco, Inc.(b)	1,396	76,780
Gentherm, Inc.(b)	366	26,546
G-III Apparel Group Ltd.(b)	2,476	81,807
Golden Entertainment, Inc.(b)	635	27,076
GoPro, Inc., Class A(b)(c)	1,109	12,443
Graham Holdings Co., Class B	101	66,917
Grand Canyon Education, Inc.(b)	183	16,642
Groupon, Inc.(b)(c)	696	32,886
Grubhub, Inc.(b)	313	18,814
Guess?, Inc.	2,269	66,641
H&R Block, Inc.	2,716	67,411
Haverty Furniture Cos., Inc., (Acquired 06/19/2019 - 06/17/2020; Cost $7,945)(d)	495	22,740
Helen of Troy Ltd.(b)(c)	131	27,573
Hibbett Sports, Inc.(b)	621	52,636
Hilton Grand Vacations, Inc.(b)	1,233	56,385
Hooker Furniture Corp.	309	11,078
Houghton Mifflin Harcourt Co.(b)	10,273	102,114
Installed Building Products, Inc.	159	18,857
International Game Technology PLC(b)	3,577	86,778
iRobot Corp.(b)	148	14,460
Jack in the Box, Inc.	194	22,038
Johnson Outdoors, Inc., Class A	72	8,798
KB Home	1,351	63,240
Lands’ End, Inc.(b)	647	16,570
Laureate Education, Inc., Class A(b)	4,246	62,034
La-Z-Boy, Inc.	650	26,799
LCI Industries	240	35,772
LGI Homes, Inc.(b)	109	19,708
Lindblad Expeditions Holdings, Inc.(b)(c)	357	6,076
Liquidity Services, Inc.(b)	181	4,328
M.D.C. Holdings, Inc.	705	40,855
M/I Homes, Inc.(b)	574	40,478
Malibu Boats, Inc., Class A(b)	136	10,665
Marine Products Corp.	70	1,137
MarineMax, Inc.(b)	454	23,349
Mattel, Inc.(b)	2,782	59,006
MercadoLibre, Inc. (Argentina)(b)	31	42,119
Meritage Homes Corp.(b)	582	62,664
Modine Manufacturing Co.(b)	3,530	62,093
Monarch Casino & Resort, Inc.(b)	90	6,422
Monro, Inc.	243	15,149
Motorcar Parts of America, Inc.(b)	163	3,809
Movado Group, Inc.	730	20,243
National Vision Holdings, Inc.(b)	574	28,511
Noodles & Co.(b)	359	4,624
Ollie’s Bargain Outlet Holdings, Inc.(b)	155	13,398
OneSpaWorld Holdings Ltd. (Bahamas)(b)	798	8,946
Overstock.com, Inc.(b)	199	17,001
Oxford Industries, Inc.	274	26,235
Papa John’s International, Inc.	74	6,952
Patrick Industries, Inc.	355	30,423
Penn National Gaming, Inc.(b)	1,975	161,891
Perdoceo Education Corp.(b)	425	5,181
PetMed Express, Inc.(c)	108	3,121
Planet Fitness, Inc., Class A(b)	404	31,823
Playa Hotels & Resorts N.V.(b)	3,265	23,867
	Shares	Value
Consumer Discretionary-(continued)
PlayAGS, Inc.(b)	829	$8,439
Pool Corp.	116	50,640
Quotient Technology, Inc.(b)	1,039	12,219
Red Robin Gourmet Burgers, Inc.(b)	615	22,054
Red Rock Resorts, Inc., Class A(b)	1,723	77,104
Regis Corp.(b)	1,156	10,566
Rent-A-Center, Inc.	717	44,318
RH(b)(c)	168	107,696
Ruth’s Hospitality Group, Inc.(b)	664	16,029
Sally Beauty Holdings, Inc.(b)	2,291	49,967
Scientific Games Corp.(b)	498	36,125
SeaWorld Entertainment, Inc.(b)	1,179	64,173
Shake Shack, Inc., Class A(b)	100	9,398
Shoe Carnival, Inc.	249	16,810
Shutterstock, Inc.	121	10,981
Six Flags Entertainment Corp.(b)	1,134	51,518
Skyline Champion Corp.(b)	446	22,590
Sleep Number Corp.(b)	550	61,319
Smith & Wesson Brands, Inc.	487	10,354
Sonic Automotive, Inc., Class A	1,488	71,766
Sonos, Inc.(b)	770	28,490
Stamps.com, Inc.(b)	69	12,950
Standard Motor Products, Inc.	219	9,859
Steven Madden Ltd.	1,004	41,566
Stitch Fix, Inc., Class A(b)	410	21,919
Stoneridge, Inc.(b)	412	12,541
Strategic Education, Inc.	95	6,730
Stride, Inc.(b)	388	10,429
Sturm Ruger & Co., Inc.	78	6,157
Tempur Sealy International, Inc.	1,630	62,755
Terminix Global Holdings, Inc.(b)	966	47,662
Texas Roadhouse, Inc.(b)	642	64,656
TopBuild Corp.(b)	280	55,454
Travel + Leisure Co.	1,765	114,990
Tri Pointe Homes, Inc.(b)	2,938	70,865
Tupperware Brands Corp.(b)	4,932	126,456
Under Armour, Inc., Class A(b)	5,530	124,867
Unifi, Inc.(b)	384	10,572
Universal Electronics, Inc.(b)	141	7,058
Urban Outfitters, Inc.(b)	1,597	62,539
Veoneer, Inc. (Sweden)(b)(c)	1,320	31,244
Vera Bradley, Inc.(b)	732	8,403
Vista Outdoor, Inc.(b)	1,518	66,170
Visteon Corp.(b)	296	36,248
Wayfair, Inc., Class A(b)(c)	119	36,478
Wendy’s Co. (The)	1,176	27,307
Wingstop, Inc.	23	3,282
Winmark Corp.	16	3,133
Winnebago Industries, Inc.	274	20,265
Wolverine World Wide, Inc.	1,720	62,711
WW International, Inc.(b)	220	8,646
Wyndham Hotels & Resorts, Inc.	758	56,895
YETI Holdings, Inc.(b)	115	10,074
Zumiez, Inc.(b)	344	15,074
		8,556,723
Consumer Staples-3.67%
Alico, Inc.	60	1,920
Andersons, Inc. (The)	2,907	90,349
B&G Foods, Inc.(c)	762	23,317
Boston Beer Co., Inc. (The), Class A(b)	24	25,396
Calavo Growers, Inc.	128	9,114
Cal-Maine Foods, Inc.	268	9,356

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Consumer Staples-(continued)
Central Garden & Pet Co., Class A(b)	578	$29,160
Chefs’ Warehouse, Inc. (The)(b)	554	17,041
Coca-Cola Consolidated, Inc.	75	30,369
Coty, Inc., Class A(b)	10,004	89,136
Darling Ingredients, Inc.(b)	1,691	115,766
Edgewell Personal Care Co.	798	36,213
elf Beauty, Inc.(b)	198	5,544
Energizer Holdings, Inc.	405	18,646
Farmer Brothers Co.(b)	457	5,502
Flowers Foods, Inc.	1,404	33,822
Fresh Del Monte Produce, Inc.	926	30,993
Freshpet, Inc.(b)	26	4,597
Hain Celestial Group, Inc. (The)(b)	586	23,885
Herbalife Nutrition Ltd.(b)	686	36,063
Hostess Brands, Inc.(b)(c)	1,146	17,969
Ingles Markets, Inc., Class A	531	32,890
Inter Parfums, Inc.	111	8,489
J&J Snack Foods Corp.	89	15,627
John B. Sanfilippo & Son, Inc.	93	8,678
Lamb Weston Holdings, Inc.	699	57,660
Lancaster Colony Corp.	95	17,734
Medifast, Inc.	75	24,919
MGP Ingredients, Inc.	82	5,715
National Beverage Corp.	129	6,441
Natural Grocers by Vitamin Cottage, Inc.	133	1,595
Nomad Foods Ltd. (United Kingdom)(b)	1,358	41,650
Nu Skin Enterprises, Inc., Class A	634	38,141
Pilgrim’s Pride Corp.(b)	676	16,251
PriceSmart, Inc.	312	27,550
Sanderson Farms, Inc.	181	29,458
Seaboard Corp.	4	14,660
Seneca Foods Corp., Class A(b)	270	12,485
Simply Good Foods Co. (The)(b)(c)	419	14,468
SpartanNash Co.	2,114	44,330
Spectrum Brands Holdings, Inc.	961	85,423
Sprouts Farmers Market, Inc.(b)	1,567	41,682
Tootsie Roll Industries, Inc.(c)	209	6,540
TreeHouse Foods, Inc.(b)	662	32,246
Turning Point Brands, Inc.	53	2,267
Universal Corp.	482	27,011
USANA Health Sciences, Inc.(b)	97	10,257
Vector Group Ltd.	1,092	15,015
WD-40 Co.	37	9,058
Weis Markets, Inc.	253	12,873
		1,315,271
Energy-6.37%
Arch Resources, Inc.(b)	1,225	69,911
Archrock, Inc.	3,545	32,614
Berry Corp.	4,246	27,005
Bonanza Creek Energy, Inc.(b)	628	26,979
Cactus, Inc., Class A	510	17,870
Callon Petroleum Co.(b)	4,332	166,652
Centennial Resource Development, Inc., Class A(b)	28,374	150,098
ChampionX Corp.(b)	2,472	65,508
Clean Energy Fuels Corp.(b)	1,586	12,561
Comstock Resources, Inc.(b)(c)	825	4,645
CONSOL Energy, Inc.(b)	2,528	38,780
Continental Resources, Inc.	2,184	71,133
Core Laboratories N.V.(c)	525	21,945
DHT Holdings, Inc.(c)	1,430	9,152
DMC Global, Inc.(b)	148	7,840
	Shares	Value
Energy-(continued)
Dorian LPG Ltd.(b)	938	$13,329
Dril-Quip, Inc.(b)	423	14,183
Equitrans Midstream Corp.	4,561	37,583
Exterran Corp.(b)	2,575	12,154
Frank’s International N.V.(b)	2,848	9,569
Golar LNG Ltd. (Cameroon)(b)	2,505	31,813
Green Plains, Inc.(b)	2,401	76,568
Helix Energy Solutions Group, Inc.(b)	7,293	38,142
International Seaways, Inc.(c)	366	7,335
Kosmos Energy Ltd. (Ghana)(b)	17,598	55,962
Laredo Petroleum, Inc.(b)	1,116	62,675
Liberty Oilfield Services, Inc., Class A(b)	3,268	48,889
Magnolia Oil & Gas Corp., Class A(b)	4,237	54,742
Matador Resources Co.	3,606	110,488
Nabors Industries Ltd.(b)	2,608	244,161
NACCO Industries, Inc., Class A	75	1,919
Navigator Holdings Ltd., (Acquired 06/19/2020; Cost $6,332)(b)(d)	816	8,601
Newpark Resources, Inc.(b)	5,763	19,248
Nordic American Tankers Ltd.(c)	1,132	3,939
Northern Oil and Gas, Inc.(b)	987	17,973
Oceaneering International, Inc.(b)	3,803	54,269
Oil States International, Inc., (Acquired 09/10/2018 - 03/19/2021; Cost $40,744)(b)(d)	5,396	34,696
Par Pacific Holdings, Inc.(b)	2,951	41,078
ProPetro Holding Corp.(b)	3,867	38,438
Renewable Energy Group, Inc.(b)(c)	597	36,459
REX American Resources Corp.(b)	72	6,914
RPC, Inc.(b)	1,684	8,268
Scorpio Tankers, Inc. (Monaco)(c)	895	20,030
Select Energy Services, Inc., Class A(b)	3,213	18,250
SM Energy Co.	12,703	252,790
Teekay Corp. (Bermuda)(b)(c)	4,849	17,456
Texas Pacific Land Corp.	27	39,234
Tidewater, Inc.(b)	1,675	23,048
US Silica Holdings, Inc.(b)	9,281	95,223
W&T Offshore, Inc.(b)	1,624	6,074
		2,284,193
Financials-4.50%
AMERISAFE, Inc.	160	10,485
Argo Group International Holdings Ltd.	790	42,376
Artisan Partners Asset Management, Inc., Class A	743	37,952
BGC Partners, Inc., Class A	6,771	39,949
Blucora, Inc.(b)	798	13,837
Brightsphere Investment Group, Inc.	1,461	32,536
Brown & Brown, Inc.	1,078	56,617
Cannae Holdings, Inc.(b)	94	3,370
Citizens, Inc.(b)	644	3,362
Cohen & Steers, Inc.	106	7,752
Compass Diversified Holdings	828	21,487
Cowen, Inc., Class A	579	22,772
Crawford & Co., Class A	643	6,218
Credit Acceptance Corp.(b)	102	45,641
Diamond Hill Investment Group, Inc.	50	8,770
Donegal Group, Inc., Class A	292	4,465
Donnelley Financial Solutions, Inc.(b)	868	25,875
eHealth, Inc.(b)(c)	26	1,697
Employers Holdings, Inc.	552	23,294
Encore Capital Group, Inc.(b)	464	21,479
Enova International, Inc.(b)	2,456	93,009

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Financials-(continued)
Erie Indemnity Co., Class A	92	$18,504
Essent Group Ltd.	1,204	57,599
Evercore, Inc., Class A	655	95,538
EZCORP, Inc., Class A(b)	1,805	13,267
FactSet Research Systems, Inc.	111	37,114
Federated Hermes, Inc., Class B	999	31,768
FirstCash, Inc.	369	29,417
Focus Financial Partners, Inc., Class A(b)	281	14,244
Freedom Holding Corp. (Kazakhstan)(b)(c)	59	2,998
Goosehead Insurance, Inc., Class A(c)	33	2,966
Green Dot Corp., Class A(b)	509	20,660
Greenhill & Co., Inc.	581	10,115
Hamilton Lane, Inc., Class A	67	6,055
Heritage Insurance Holdings, Inc.	623	5,190
Houlihan Lokey, Inc.	315	23,590
James River Group Holdings Ltd.	809	28,250
Kinsale Capital Group, Inc.	45	7,491
LendingTree, Inc.(b)	39	8,005
MarketAxess Holdings, Inc.	32	14,929
Mercury General Corp.	502	31,927
Moelis & Co., Class A	747	40,106
Morningstar, Inc.	69	16,283
NMI Holdings, Inc., Class A(b)	841	20,344
Oppenheimer Holdings, Inc., Class A	327	16,340
Piper Sandler Cos.	300	38,238
PJT Partners, Inc., Class A	166	12,088
PRA Group, Inc.(b)	359	13,976
Primerica, Inc.	389	63,100
ProAssurance Corp.	1,427	34,747
RLI Corp.	238	25,104
Safety Insurance Group, Inc.	147	12,511
SEI Investments Co.	791	50,181
Selective Insurance Group, Inc.	731	55,022
SiriusPoint Ltd. (Bermuda)(b)	1,656	17,421
State Auto Financial Corp.	193	3,648
Stewart Information Services Corp.	493	29,753
Trupanion, Inc.(b)	69	6,222
United Fire Group, Inc.	479	14,681
United Insurance Holdings Corp.	551	3,108
Universal Insurance Holdings, Inc.	647	9,123
Virtu Financial, Inc., Class A	583	17,752
Virtus Investment Partners, Inc.	65	18,280
Walker & Dunlop, Inc.	526	53,410
Westwood Holdings Group, Inc.	169	3,334
WisdomTree Investments, Inc.	1,433	9,601
World Acceptance Corp.(b)(c)	291	46,738
		1,613,681
Health Care-7.65%
ABIOMED, Inc.(b)	93	26,466
AC Immune S.A. (Switzerland)(b)(c)	164	999
Acadia Healthcare Co., Inc.(b)	1,306	84,054
Acceleron Pharma, Inc.(b)	2	262
Accuray, Inc.(b)	585	2,492
AdaptHealth Corp.(b)(c)	42	1,100
Addus HomeCare Corp.(b)	48	4,616
Alkermes PLC(b)	769	17,433
Allscripts Healthcare Solutions, Inc.(b)	3,193	55,526
Alnylam Pharmaceuticals, Inc.(b)	10	1,420
Amedisys, Inc.(b)	83	21,445
AMN Healthcare Services, Inc.(b)	474	42,044
Amneal Pharmaceuticals, Inc.(b)	1,849	10,465
Amphastar Pharmaceuticals, Inc.(b)	202	3,822
	Shares	Value
Health Care-(continued)
AngioDynamics, Inc.(b)	473	$10,936
ANI Pharmaceuticals, Inc.(b)	78	2,679
Anika Therapeutics, Inc.(b)	129	6,018
Antares Pharma, Inc.(b)	120	476
Apollo Medical Holdings, Inc.(b)	170	5,930
Arrowhead Pharmaceuticals, Inc.(b)	93	6,752
AtriCure, Inc.(b)	43	3,213
Atrion Corp.	4	2,484
Avanos Medical, Inc.(b)	261	10,466
AxoGen, Inc.(b)	70	1,421
BioMarin Pharmaceutical, Inc.(b)	250	19,325
Bio-Rad Laboratories, Inc., Class A(b)	86	51,804
Bio-Techne Corp.	60	24,830
Brookdale Senior Living, Inc.(b)	8,841	59,588
Bruker Corp.	351	24,373
Cantel Medical Corp.(b)	261	21,227
Cardiovascular Systems, Inc.(b)	55	2,155
CareDx, Inc.(b)	32	2,573
Catalent, Inc.(b)	353	37,005
Charles River Laboratories International, Inc.(b)	159	53,740
Chemed Corp.	49	24,076
Codexis, Inc.(b)(c)	40	820
Collegium Pharmaceutical, Inc.(b)	127	3,034
Community Health Systems, Inc.(b)	15,401	219,772
Computer Programs & Systems, Inc.	130	4,208
CONMED Corp.	140	19,277
Corcept Therapeutics, Inc.(b)	444	9,590
CorVel Corp.(b)	69	8,597
CRISPR Therapeutics AG (Switzerland)(b)	34	4,018
Cross Country Healthcare, Inc.(b)	770	12,051
CryoLife, Inc.(b)	130	3,745
CryoPort, Inc.(b)(c)	19	1,062
DexCom, Inc.(b)	33	12,190
Dicerna Pharmaceuticals, Inc.(b)	123	4,010
Eagle Pharmaceuticals, Inc.(b)	86	3,407
Emergent BioSolutions, Inc.(b)	112	6,793
Enanta Pharmaceuticals, Inc.(b)	78	3,795
Endo International PLC(b)	2,868	16,835
Ensign Group, Inc. (The)	377	31,366
Evolent Health, Inc., Class A(b)	959	18,633
Exact Sciences Corp.(b)	67	7,406
Exelixis, Inc.(b)	820	18,491
FibroGen, Inc.(b)	73	1,551
Fluidigm Corp.(b)(c)	95	551
Glaukos Corp.(b)	69	5,077
Global Cord Blood Corp. (Hong Kong)(b)	655	3,996
Globus Medical, Inc., Class A(b)	306	22,050
Guardant Health, Inc.(b)	21	2,607
Haemonetics Corp.(b)	168	9,485
Halozyme Therapeutics, Inc.(b)	38	1,574
Hanger, Inc.(b)	326	8,421
HealthEquity, Inc.(b)	149	12,385
HealthStream, Inc.(b)	161	4,215
Heska Corp.(b)	18	3,567
Hill-Rom Holdings, Inc.	332	36,945
Horizon Therapeutics PLC(b)	440	40,330
ICU Medical, Inc.(b)	76	15,813
IDEXX Laboratories, Inc.(b)	105	58,602
Incyte Corp.(b)	302	25,302
Innoviva, Inc.(b)	361	4,855
Inogen, Inc.(b)	89	5,501
Inovalon Holdings, Inc., Class A(b)	484	15,178

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Health Care-(continued)
Inspire Medical Systems, Inc.(b)	4	$777
Insulet Corp.(b)	29	7,820
Integer Holdings Corp.(b)	192	17,370
Integra LifeSciences Holdings Corp.(b)	324	22,372
Intersect ENT, Inc.(b)	38	671
Invacare Corp.(b)	778	6,224
Ionis Pharmaceuticals, Inc.(b)	330	12,293
iRhythm Technologies, Inc.(b)	6	453
Ironwood Pharmaceuticals, Inc.(b)	16	185
Lannett Co., Inc.(b)	819	3,522
Lantheus Holdings, Inc.(b)	288	6,984
LeMaitre Vascular, Inc.	59	3,021
Lexicon Pharmaceuticals, Inc.(b)	671	2,946
LHC Group, Inc.(b)	107	21,063
LivaNova PLC(b)	261	21,804
Luminex Corp.	120	4,427
Magellan Health, Inc.(b)	539	50,768
Masimo Corp.(b)	54	11,642
MEDNAX, Inc.(b)	3,057	97,763
Medpace Holdings, Inc.(b)	96	16,038
MeiraGTx Holdings PLC(b)	51	703
Meridian Bioscience, Inc.(b)	165	3,425
Merit Medical Systems, Inc.(b)	251	15,145
Mesa Laboratories, Inc.	8	1,968
ModivCare, Inc.(b)	126	18,551
Molecular Templates, Inc.(b)	4	36
Myriad Genetics, Inc.(b)	749	21,459
National HealthCare Corp.	166	12,153
National Research Corp.	53	2,535
Natus Medical, Inc.(b)	244	6,539
Neogen Corp.(b)	99	9,139
NeoGenomics, Inc.(b)	158	6,483
Neurocrine Biosciences, Inc.(b)	67	6,447
Nevro Corp.(b)	15	2,261
NextGen Healthcare, Inc.(b)	493	8,095
Novocure Ltd.(b)	35	7,140
NuVasive, Inc.(b)	251	17,118
Omnicell, Inc.(b)	166	23,074
OPKO Health, Inc.(b)	1,997	7,629
Option Care Health, Inc.(b)	152	2,788
OraSure Technologies, Inc.(b)(c)	162	1,557
Orthofix Medical, Inc.(b)	131	5,332
OrthoPediatrics Corp.(b)	5	282
Owens & Minor, Inc.	5,599	250,331
Pacira BioSciences, Inc.(b)	109	6,613
Patterson Cos., Inc.	2,085	67,846
Penumbra, Inc.(b)	31	7,722
PerkinElmer, Inc.	375	54,401
PetIQ, Inc.(b)(c)	135	5,549
Phibro Animal Health Corp., Class A	257	7,245
PRA Health Sciences, Inc.(b)	310	52,985
Premier, Inc., Class A	685	22,605
Prestige Consumer Healthcare, Inc.(b)	397	19,798
PTC Therapeutics, Inc.(b)	30	1,178
Quidel Corp.(b)(c)	34	4,016
R1 RCM, Inc.(b)	591	13,682
RadNet, Inc.(b)	442	11,700
Repligen Corp.(b)	41	7,487
Seagen, Inc.(b)	44	6,835
Select Medical Holdings Corp.	1,984	79,499
Simulations Plus, Inc.(c)	13	686
STAAR Surgical Co.(b)(c)	41	5,987
	Shares	Value
Health Care-(continued)
Supernus Pharmaceuticals, Inc.(b)	298	$8,895
Surgalign Holdings, Inc.(b)	921	1,805
Surgery Partners, Inc.(b)	554	32,426
SurModics, Inc.(b)	37	1,963
Syneos Health, Inc.(b)	441	38,764
Tabula Rasa HealthCare, Inc.(b)(c)	29	1,253
Tactile Systems Technology, Inc.(b)	28	1,506
Tandem Diabetes Care, Inc.(b)	27	2,306
Taro Pharmaceutical Industries Ltd.(b)	116	8,238
Teladoc Health, Inc.(b)(c)	39	5,873
Teleflex, Inc.	101	40,621
Tivity Health, Inc.(b)	802	21,012
Travere Therapeutics, Inc.(b)	58	880
United Therapeutics Corp.(b)	157	29,186
US Physical Therapy, Inc.	69	8,029
Vanda Pharmaceuticals, Inc.(b)	293	5,183
Varex Imaging Corp.(b)	389	9,760
Veeva Systems, Inc., Class A(b)	101	29,425
Veracyte, Inc.(b)	38	1,484
Vericel Corp.(b)	50	2,825
Vocera Communications, Inc.(b)	116	3,912
Voyager Therapeutics, Inc.(b)	69	294
West Pharmaceutical Services, Inc.	125	43,439
Zynex, Inc.(b)(c)	12	183
		2,743,749
Industrials-22.35%
AAON, Inc.	107	7,089
AAR Corp.(b)	946	39,496
ABM Industries, Inc.	1,236	61,664
ACCO Brands Corp.	3,248	29,589
Acuity Brands, Inc.	486	90,275
Advanced Drainage Systems, Inc.	312	35,387
Aerojet Rocketdyne Holdings, Inc.	403	19,525
AeroVironment, Inc.(b)	63	6,907
Air Transport Services Group, Inc.(b)	759	18,854
Alamo Group, Inc.	93	14,339
Alaska Air Group, Inc.(b)	990	68,508
Albany International Corp., Class A	247	22,069
Allegiant Travel Co.(b)	76	16,831
Allegion PLC	387	54,366
Altra Industrial Motion Corp.	880	57,807
AMERCO	105	60,379
Ameresco, Inc., Class A(b)	64	3,441
American Woodmark Corp.(b)	277	24,077
Apogee Enterprises, Inc.	659	25,049
Applied Industrial Technologies, Inc.	489	47,902
ArcBest Corp.	1,050	81,732
Arcosa, Inc.	628	39,878
Argan, Inc.	74	3,633
Armstrong World Industries, Inc.	257	27,332
ASGN, Inc.(b)	540	55,669
Astec Industries, Inc.	260	17,818
Astronics Corp.(b)	992	16,824
Atkore, Inc.(b)	595	45,934
Atlas Air Worldwide Holdings, Inc.(b)	809	60,618
Axon Enterprise, Inc.(b)	79	11,107
AZZ, Inc.	368	19,684
Barnes Group, Inc.	633	33,815
Barrett Business Services, Inc.	129	9,607
Beacon Roofing Supply, Inc.(b)	1,649	93,399
Bloom Energy Corp., Class A(b)(c)	402	9,716
Boise Cascade Co.	902	59,523

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
Brady Corp., Class A	342	$19,573
BrightView Holdings, Inc.(b)	664	11,520
Brink’s Co. (The)	705	53,164
BWX Technologies, Inc.	402	25,141
CAI International, Inc.	719	30,859
Casella Waste Systems, Inc., Class A(b)	109	7,350
CBIZ, Inc.(b)	459	15,243
Chart Industries, Inc.(b)	385	56,187
Cimpress PLC (Ireland)(b)(c)	364	36,149
CIRCOR International, Inc.(b)	617	23,218
Clarivate PLC (United Kingdom)(b)	309	9,282
Clean Harbors, Inc.(b)	534	49,715
Colfax Corp.(b)	1,132	50,034
Columbus McKinnon Corp.	316	16,021
Comfort Systems USA, Inc.	524	43,440
Copa Holdings S.A., Class A (Panama)(b)	267	21,963
Copart, Inc.(b)	517	66,698
CoreCivic, Inc.(b)	2,630	20,593
CoreLogic, Inc.	520	41,340
Cornerstone Building Brands, Inc.(b)	1,626	27,577
Costamare, Inc. (Monaco)	1,622	17,404
CoStar Group, Inc.(b)	54	46,116
Covanta Holding Corp.	2,319	34,344
CRA International, Inc.	109	8,923
Crane Co.	681	65,029
CSW Industrials, Inc.	87	10,598
Curtiss-Wright Corp.	382	47,872
Deluxe Corp.	1,435	65,379
Donaldson Co., Inc.	744	45,823
Douglas Dynamics, Inc.	196	8,595
Ducommun, Inc.(b)	176	9,464
DXP Enterprises, Inc.(b)	474	14,642
Dycom Industries, Inc.(b)	572	42,854
Echo Global Logistics, Inc.(b)	845	28,865
Encore Wire Corp.	271	22,276
Energy Recovery, Inc.(b)	106	2,015
Enerpac Tool Group Corp.	522	14,303
EnerSys	470	44,293
Ennis, Inc.	318	6,665
EnPro Industries, Inc.	387	35,600
ESCO Technologies, Inc.	129	12,209
Evoqua Water Technologies Corp.(b)	432	13,444
Exponent, Inc.	129	11,769
Federal Signal Corp.	385	16,355
Flowserve Corp.	1,603	67,951
Forrester Research, Inc.(b)	73	3,132
Forward Air Corp.	341	33,040
Franklin Electric Co., Inc.	263	22,063
FTI Consulting, Inc.(b)	205	28,198
GATX Corp.(c)	628	61,958
Genco Shipping & Trading Ltd.	1,615	25,517
Generac Holdings, Inc.(b)	175	57,526
Gibraltar Industries, Inc.(b)	248	19,704
GMS, Inc.(b)	1,053	48,217
Gorman-Rupp Co. (The)	152	5,469
Graco, Inc.	611	46,265
GrafTech International Ltd.	1,661	22,058
Granite Construction, Inc.	1,585	63,971
Great Lakes Dredge & Dock Corp.(b)	1,051	15,355
Greenbrier Cos., Inc. (The)	1,098	48,762
Griffon Corp.	783	20,585
H&E Equipment Services, Inc.	954	35,680
	Shares	Value
Industrials-(continued)
Harsco Corp.(b)	1,332	$29,863
Hawaiian Holdings, Inc.(b)	709	18,292
Healthcare Services Group, Inc.	558	16,734
Heartland Express, Inc.	349	6,334
HEICO Corp.	275	38,627
Heidrick & Struggles International, Inc.	340	14,634
Helios Technologies, Inc.	223	15,844
Herc Holdings, Inc.(b)	1,110	127,672
Heritage-Crystal Clean, Inc.(b)	204	6,283
Herman Miller, Inc.	1,107	52,915
Hexcel Corp.(b)	1,326	78,844
Hillenbrand, Inc.	825	37,620
HNI Corp.	956	43,613
Hub Group, Inc., Class A(b)	611	42,654
Huron Consulting Group, Inc.(b)	233	12,747
Hyster-Yale Materials Handling, Inc.	225	17,008
ICF International, Inc.	197	17,316
Ingersoll Rand, Inc.(b)	963	47,803
Insperity, Inc.	603	55,591
Insteel Industries, Inc.	225	7,866
Interface, Inc.	1,429	23,350
ITT, Inc.	674	63,289
JELD-WEN Holding, Inc.(b)	1,530	42,855
JetBlue Airways Corp.(b)	3,359	67,516
John Bean Technologies Corp.	207	29,814
Kadant, Inc.	76	12,770
Kaman Corp.	271	14,585
KBR, Inc.	1,981	80,706
Kelly Services, Inc., Class A(b)	2,352	60,376
Kennametal, Inc.	1,060	39,761
Kforce, Inc.	357	22,387
Kimball International, Inc., Class B	561	7,473
Kirby Corp.(b)	756	49,389
Knoll, Inc.	1,155	30,030
Korn Ferry	880	57,561
Kratos Defense & Security Solutions, Inc.(b)	381	9,529
Landstar System, Inc.	345	58,823
Lawson Products, Inc.(b)	71	4,296
LB Foster Co., Class A(b)	315	5,667
Lennox International, Inc.	214	74,885
Lincoln Electric Holdings, Inc.	538	69,176
Lindsay Corp.	46	7,573
Luxfer Holdings PLC (United Kingdom)	220	5,029
Lydall, Inc.(b)	698	25,393
Manitowoc Co., Inc. (The)(b)	505	13,039
ManTech International Corp., Class A	314	27,321
Marten Transport Ltd.	480	8,189
Masonite International Corp.(b)	341	40,767
Matrix Service Co.(b)	1,047	11,412
Matson, Inc.	824	53,272
Matthews International Corp., Class A	713	27,857
Maxar Technologies, Inc.	1,449	45,064
McGrath RentCorp	213	18,260
Mercury Systems, Inc.(b)	131	8,574
Meritor, Inc.(b)	1,612	41,912
Middleby Corp. (The)(b)	487	80,004
Moog, Inc., Class A	694	62,599
MRC Global, Inc.(b)	6,043	64,902
MSA Safety, Inc.	128	21,512
MSC Industrial Direct Co., Inc., Class A	624	58,906
Mueller Industries, Inc.	768	35,658
Mueller Water Products, Inc., Class A	1,272	18,406

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Industrials-(continued)
MYR Group, Inc.(b)	395	$34,381
National Presto Industries, Inc.	46	4,665
Navistar International Corp.(b)	997	44,097
NN, Inc.(b)	2,008	15,080
Nordson Corp.	181	40,126
NOW, Inc.(b)	3,534	37,001
NV5 Global, Inc.(b)	80	7,306
nVent Electric PLC	2,197	71,490
Omega Flex, Inc.	13	1,912
Park Aerospace Corp.	339	5,227
Park-Ohio Holdings Corp.	558	20,585
PGT Innovations, Inc.(b)	603	14,568
Pitney Bowes, Inc.	11,492	96,303
Powell Industries, Inc.	158	5,429
Primoris Services Corp.	1,267	40,278
Proto Labs, Inc.(b)	78	6,972
Quanex Building Products Corp.	824	21,943
Raven Industries, Inc.	274	12,092
RBC Bearings, Inc.(b)	101	19,775
Regal Beloit Corp.	601	85,480
Resideo Technologies, Inc.(b)	4,411	131,889
Resources Connection, Inc.	625	9,113
REV Group, Inc.(b)	1,136	21,266
Rexnord Corp.	837	41,825
Rollins, Inc.	393	13,397
Rush Enterprises, Inc., Class A	1,499	71,652
Saia, Inc.(b)	167	38,437
Schneider National, Inc., Class B	1,856	45,453
Shyft Group, Inc. (The)	245	9,550
Simpson Manufacturing Co., Inc.	265	29,765
SiteOne Landscape Supply, Inc.(b)	132	22,709
SkyWest, Inc.(b)	509	24,956
SP Plus Corp.(b)	631	20,627
Spirit Airlines, Inc.(b)	1,199	42,816
SPX Corp.(b)	314	19,666
SPX FLOW, Inc.	499	34,246
Standex International Corp.	174	17,337
Steelcase, Inc., Class A	2,460	35,596
Stericycle, Inc.(b)	649	50,985
Sunrun, Inc.(b)	372	16,636
Systemax, Inc.	269	9,232
Team, Inc.(b)	1,980	16,830
Teledyne Technologies, Inc.(b)	109	45,722
Tennant Co.	150	12,411
Terex Corp.	1,947	101,964
Tetra Tech, Inc.	367	43,846
Thermon Group Holdings, Inc.(b)	325	5,665
Timken Co. (The)	1,061	93,845
Titan Machinery, Inc.(b)	678	20,801
Toro Co. (The)	448	49,768
TPI Composites, Inc.(b)	300	14,490
TransUnion	546	58,422
Trex Co., Inc.(b)	170	16,560
TriMas Corp.(b)	500	16,210
TriNet Group, Inc.(b)	366	27,574
Triton International Ltd. (Bermuda)	1,395	75,679
Triumph Group, Inc.(b)	1,806	34,711
TrueBlue, Inc.(b)	1,132	30,711
Tutor Perini Corp.(b)	2,987	46,239
UFP Industries, Inc.	737	58,606
UniFirst Corp.	149	33,030
Universal Logistics Holdings, Inc.	245	6,125
	Shares	Value
Industrials-(continued)
Upwork, Inc.(b)	123	$5,790
US Ecology, Inc.(b)	244	9,670
Valmont Industries, Inc.	264	65,472
Veritiv Corp.(b)	3,042	186,840
Viad Corp.(b)	734	32,399
Vicor Corp.(b)	34	3,063
Wabash National Corp.	2,089	33,320
Watsco, Inc.	255	74,307
Watts Water Technologies, Inc., Class A	218	29,626
Werner Enterprises, Inc.	622	29,850
WillScot Mobile Mini Holdings Corp.(b)	442	12,818
Woodward, Inc.	622	79,106
		8,016,678
Information Technology-12.10%
3D Systems Corp.(b)(c)	778	22,881
8x8, Inc.(b)	100	2,355
A10 Networks, Inc.(b)	158	1,537
ACI Worldwide, Inc.(b)	597	22,841
ACM Research, Inc., Class A(b)	12	912
ADTRAN, Inc.	480	9,509
Advanced Energy Industries, Inc.	155	15,812
Advanced Micro Devices, Inc.(b)	643	51,491
Agilysys, Inc.(b)	69	3,505
Alarm.com Holdings, Inc.(b)	71	5,813
Altair Engineering, Inc., Class A(b)	120	8,084
Alteryx, Inc., Class A(b)	32	2,489
Ambarella, Inc.(b)	93	9,335
Amkor Technology, Inc.	3,912	82,543
Anaplan, Inc.(b)	55	2,833
ANSYS, Inc.(b)	154	52,043
AppFolio, Inc., Class A(b)	21	2,833
Appian Corp.(b)	24	2,172
Applied Optoelectronics, Inc.(b)(c)	277	2,280
Arista Networks, Inc.(b)	176	59,731
Arlo Technologies, Inc.(b)	877	5,885
Aspen Technology, Inc.(b)	218	29,750
AudioCodes Ltd. (Israel)	55	1,776
Avalara, Inc.(b)	29	3,833
Avaya Holdings Corp.(b)	2,066	59,253
Avid Technology, Inc.(b)	185	5,713
Axcelis Technologies, Inc.(b)	184	7,625
Badger Meter, Inc.	104	9,939
Belden, Inc.	997	50,448
Benchmark Electronics, Inc.	1,266	39,183
Benefitfocus, Inc.(b)	61	902
Black Knight, Inc.(b)	308	22,604
Blackbaud, Inc.(b)	208	14,704
Blackline, Inc.(b)(c)	48	4,991
Bottomline Technologies (DE), Inc.(b)	171	6,392
Box, Inc., Class A(b)	311	7,249
Brightcove, Inc.(b)	129	1,870
Brooks Automation, Inc.	267	27,258
CalAmp Corp.(b)	661	9,168
Calix, Inc.(b)	189	8,375
Cardtronics PLC, Class A(b)	776	30,210
Casa Systems, Inc.(b)	348	3,021
CDK Global, Inc.	858	44,908
CEVA, Inc.(b)	70	3,141
ChannelAdvisor Corp.(b)	91	2,159
Ciena Corp.(b)	763	40,340
Cirrus Logic, Inc.(b)	330	25,763
Cloudera, Inc.(b)(c)	1,215	15,625

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
CMC Materials, Inc.	131	$20,217
Cognex Corp.	351	27,866
Cognyte Software Ltd. (Israel)(b)	452	11,634
Coherent, Inc.(b)	146	38,341
Cohu, Inc.(b)	380	14,144
CommVault Systems, Inc.(b)	295	22,470
Comtech Telecommunications Corp.	467	11,810
Conduent, Inc.(b)	18,603	141,011
Cornerstone OnDemand, Inc.(b)	171	7,519
Coupa Software, Inc.(b)	22	5,240
Cree, Inc.(b)(c)	445	44,504
CSG Systems International, Inc.	248	10,922
CTS Corp.	310	11,857
Daktronics, Inc.(b)	917	6,199
Diebold Nixdorf, Inc.(b)	3,839	51,980
Digi International, Inc.(b)	293	5,555
Diodes, Inc.(b)	277	20,961
DocuSign, Inc.(b)	130	26,211
Dolby Laboratories, Inc., Class A	751	73,253
Dropbox, Inc., Class A(b)(c)	1,011	27,651
DSP Group, Inc.(b)	89	1,399
Ebix, Inc.	362	9,919
Elastic N.V.(b)	21	2,482
Enphase Energy, Inc.(b)	71	10,157
Entegris, Inc.	499	57,111
Envestnet, Inc.(b)	155	11,155
EPAM Systems, Inc.(b)	102	48,715
ePlus, Inc.(b)	111	10,497
Euronet Worldwide, Inc.(b)	392	58,659
Everbridge, Inc.(b)(c)	12	1,410
EVERTEC, Inc.	288	12,537
Evo Payments, Inc., Class A(b)	425	12,172
ExlService Holdings, Inc.(b)	210	21,416
Extreme Networks, Inc.(b)	2,241	25,637
Fabrinet (Thailand)(b)	252	22,602
Fair Isaac Corp.(b)	68	34,412
FARO Technologies, Inc.(b)	78	5,901
FireEye, Inc.(b)	671	15,010
First Solar, Inc.(b)	536	40,795
Five9, Inc.(b)	29	5,136
FormFactor, Inc.(b)	332	11,703
Fortinet, Inc.(b)	293	64,032
Gartner, Inc.(b)	371	86,013
Genpact Ltd.	959	43,865
GreenSky, Inc., Class A(b)	3,663	21,465
GTT Communications, Inc.(b)(c)	942	1,404
Guidewire Software, Inc.(b)	143	13,977
Hackett Group, Inc. (The)	203	3,615
Harmonic, Inc.(b)	574	4,001
HubSpot, Inc.(b)	41	20,680
Ichor Holdings Ltd.(b)	294	16,540
II-VI, Inc.(b)(c)	411	27,689
Impinj, Inc.(b)(c)	46	2,394
Infinera Corp.(b)	623	5,981
Inseego Corp.(b)(c)	29	249
Insight Enterprises, Inc.(b)	811	84,733
InterDigital, Inc.	318	25,688
IPG Photonics Corp.(b)	162	33,900
Itron, Inc.(b)	308	29,368
J2 Global, Inc.(b)	337	41,967
Jack Henry & Associates, Inc.	161	24,818
Knowles Corp.(b)	966	19,842
	Shares	Value
Information Technology-(continued)
Kulicke & Soffa Industries, Inc. (Singapore)	621	$32,230
Lattice Semiconductor Corp.(b)	255	13,533
Limelight Networks, Inc.(b)(c)	337	1,045
Littelfuse, Inc.	173	45,195
LivePerson, Inc.(b)	30	1,648
LiveRamp Holdings, Inc.(b)	404	20,297
Lumentum Holdings, Inc.(b)	357	29,049
MACOM Technology Solutions Holdings, Inc.(b)	134	7,933
MagnaChip Semiconductor Corp. (South Korea)(b)	341	8,082
Manhattan Associates, Inc.(b)	143	19,445
Maximus, Inc.	458	42,443
MaxLinear, Inc.(b)	333	12,661
Methode Electronics, Inc.	371	17,949
MicroStrategy, Inc., Class A(b)	93	43,710
Mimecast Ltd.(b)	102	5,099
MKS Instruments, Inc.	300	56,469
Model N, Inc.(b)	25	892
MongoDB, Inc.(b)	9	2,627
Monolithic Power Systems, Inc.	64	21,960
National Instruments Corp.	670	27,336
Net 1 UEPS Technologies, Inc. (South Africa)(b)	579	2,883
NETGEAR, Inc.(b)	315	12,247
NetScout Systems, Inc.(b)	917	26,960
New Relic, Inc.(b)	81	5,077
nLight, Inc.(b)	73	2,140
Novanta, Inc.(b)	68	9,450
Nuance Communications, Inc.(b)	1,693	89,560
Nutanix, Inc., Class A(b)	216	6,806
Okta, Inc.(b)(c)	25	5,561
OneSpan, Inc.(b)	98	2,563
Onto Innovation, Inc.(b)	164	11,770
Opera Ltd., ADR (Norway)(b)	1,058	12,548
OSI Systems, Inc.(b)	161	15,514
Paycom Software, Inc.(b)	41	13,514
Paylocity Holding Corp.(b)	43	7,303
PC Connection, Inc.	369	18,004
PDF Solutions, Inc.(b)	122	2,128
Pegasystems, Inc.	54	6,380
Perficient, Inc.(b)	228	16,323
Photronics, Inc.(b)	836	11,319
Plantronics, Inc.(b)(c)	902	29,586
Plexus Corp.(b)	425	41,994
Power Integrations, Inc.	181	14,876
Progress Software Corp.	248	11,053
Proofpoint, Inc.(b)	117	20,219
PROS Holdings, Inc.(b)	62	2,751
PTC, Inc.(b)	531	71,228
Pure Storage, Inc., Class A(b)	928	17,678
Q2 Holdings, Inc.(b)	29	2,753
QAD, Inc., Class A	63	4,502
Qualys, Inc.(b)	87	8,411
Rambus, Inc.(b)	635	12,421
Rapid7, Inc.(b)	34	2,844
Ribbon Communications, Inc.(b)	1,526	11,353
RingCentral, Inc., Class A(b)	25	6,562
Rogers Corp.(b)	115	21,545
Sabre Corp.(b)(c)	7,655	106,022
SailPoint Technologies Holding, Inc.(b)	190	8,841
ScanSource, Inc.(b)	933	28,484
Semtech Corp.(b)	304	19,152
Silicon Laboratories, Inc.(b)	166	22,669

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Information Technology-(continued)
SMART Global Holdings, Inc.(b)	197	$9,338
Smartsheet, Inc., Class A(b)	43	2,540
SolarEdge Technologies, Inc.(b)	105	27,091
Splunk, Inc.(b)	131	15,877
SPS Commerce, Inc.(b)	88	8,260
Square, Inc., Class A(b)	490	109,035
Stratasys Ltd.(b)(c)	510	11,776
Super Micro Computer, Inc.(b)	795	27,618
SVMK, Inc.(b)	167	3,248
Switch, Inc., Class A(c)	369	6,963
Sykes Enterprises, Inc.(b)	526	22,050
Synaptics, Inc.(b)	286	36,130
Tenable Holdings, Inc.(b)	30	1,254
Teradata Corp.(b)	1,299	62,183
Trade Desk, Inc. (The), Class A(b)	26	15,292
TTEC Holdings, Inc.	138	14,961
TTM Technologies, Inc.(b)	2,276	34,481
Tucows, Inc., Class A(b)	35	2,733
Twilio, Inc., Class A(b)	100	33,600
Tyler Technologies, Inc.(b)	58	23,383
Ultra Clean Holdings, Inc.(b)	442	24,898
Unisys Corp.(b)	382	9,821
Universal Display Corp.	69	14,894
Upland Software, Inc.(b)	61	2,500
Varonis Systems, Inc.(b)	58	2,801
Veeco Instruments, Inc.(b)	350	8,337
Verint Systems, Inc.(b)(c)	428	19,735
Verra Mobility Corp.(b)	440	6,270
ViaSat, Inc.(b)	768	40,842
Viavi Solutions, Inc.(b)	1,140	19,984
Vishay Intertechnology, Inc.	1,930	46,455
Vonage Holdings Corp.(b)	1,017	14,014
WEX, Inc.(b)	264	51,720
Workiva, Inc.(b)	38	3,606
Xperi Holding Corp.	718	15,380
Yext, Inc.(b)	94	1,360
Zendesk, Inc.(b)	92	12,573
Zscaler, Inc.(b)(c)	31	6,020
Zuora, Inc., Class A(b)	135	2,088
		4,337,183
Materials-8.08%
AdvanSix, Inc.(b)	1,191	37,707
Allegheny Technologies, Inc.(b)	4,752	116,377
American Vanguard Corp.	259	4,763
AptarGroup, Inc.	344	50,675
Avient Corp.	1,221	63,468
Balchem Corp.	116	15,196
Cabot Corp.	1,286	81,764
Carpenter Technology Corp.	1,276	61,146
Century Aluminum Co.(b)	1,320	17,965
Chase Corp.	39	4,134
Clearwater Paper Corp.(b)	353	10,071
Cleveland-Cliffs, Inc.(b)(c)	8,306	167,117
Coeur Mining, Inc.(b)	1,468	15,267
Commercial Metals Co.	2,256	70,996
Compass Minerals International, Inc.	361	25,234
Eagle Materials, Inc.	654	95,981
Element Solutions, Inc.	2,993	70,006
Ferro Corp.(b)	859	18,554
Ferroglobe PLC(b)	8,671	44,742
Forterra, Inc.(b)	293	6,850
FutureFuel Corp.	234	2,403
	Shares	Value
Materials-(continued)
GCP Applied Technologies, Inc.(b)	394	$9,606
Glatfelter Corp.	897	13,240
Gold Resource Corp.	352	979
Greif, Inc., Class A	1,225	75,595
H.B. Fuller Co.	759	52,462
Hawkins, Inc.	299	10,172
Haynes International, Inc.	209	7,273
Hecla Mining Co.	4,327	38,943
Ingevity Corp.(b)	324	26,669
Innospec, Inc.	217	21,941
Intrepid Potash, Inc.(b)	340	9,731
Kaiser Aluminum Corp.	302	39,076
Koppers Holdings, Inc.(b)	754	26,141
Kraton Corp.(b)	1,612	54,727
Livent Corp.(b)(c)	1,045	20,388
Materion Corp.	194	15,297
Mercer International, Inc. (Germany)	1,197	17,764
Mesabi Trust(b)	200	7,444
Minerals Technologies, Inc.	523	45,501
Myers Industries, Inc.	396	8,724
Neenah, Inc.	205	10,851
NewMarket Corp.	47	16,132
Orion Engineered Carbons S.A. (Germany)(b)	1,778	35,987
PQ Group Holdings, Inc.	563	9,199
Quaker Chemical Corp.	46	11,157
Rayonier Advanced Materials, Inc.(b)	7,900	60,988
Resolute Forest Products, Inc.(b)	17,708	298,734
Royal Gold, Inc.	165	20,422
Schnitzer Steel Industries, Inc., Class A	1,196	65,158
Schweitzer-Mauduit International, Inc., Class A	447	18,287
Scotts Miracle-Gro Co. (The)	130	28,258
Sealed Air Corp.	1,313	74,657
Sensient Technologies Corp.	361	31,317
Silgan Holdings, Inc.	740	31,176
Stepan Co.	183	24,643
Summit Materials, Inc., Class A(b)	1,831	63,755
SunCoke Energy, Inc.	5,076	38,222
TimkenSteel Corp.(b)(c)	2,792	42,299
Tredegar Corp.	533	8,123
Trinseo S.A.	2,069	134,361
Tronox Holdings PLC, Class A	3,248	76,263
US Concrete, Inc.(b)	482	27,469
Valvoline, Inc.	1,237	40,821
Venator Materials PLC(b)	4,992	24,810
Verso Corp., Class A	1,126	19,153
W.R. Grace & Co.	453	31,040
Warrior Met Coal, Inc.	2,444	44,725
Westlake Chemical Corp.	689	69,499
Worthington Industries, Inc.	874	58,007
		2,897,602
Real Estate-5.20%
Alexander & Baldwin, Inc.	961	18,461
Alexander’s, Inc.	16	4,339
Altisource Portfolio Solutions S.A.(b)	352	2,404
American Assets Trust, Inc.	346	12,646
Americold Realty Trust	561	21,329
Apple Hospitality REIT, Inc.	3,758	59,639
Armada Hoffler Properties, Inc.	936	12,421
Brandywine Realty Trust	2,302	32,366
Camden Property Trust	366	45,889
Centerspace	97	6,905
Chatham Lodging Trust(b)	1,422	18,728

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
	Shares	Value
Real Estate-(continued)
CorePoint Lodging, Inc.(b)	2,276	$23,875
CoreSite Realty Corp.	144	17,460
Corporate Office Properties Trust	696	19,210
CubeSmart	805	35,251
Cushman & Wakefield PLC(b)	3,932	74,747
CyrusOne, Inc.	386	28,468
DiamondRock Hospitality Co.(b)	3,674	35,564
Diversified Healthcare Trust	12,562	45,600
Easterly Government Properties, Inc.	328	6,799
EastGroup Properties, Inc.	118	18,653
Empire State Realty Trust, Inc., Class A	2,511	29,705
Equity LifeStyle Properties, Inc.	424	30,045
eXp World Holdings, Inc.(b)	392	12,646
Extra Space Storage, Inc.	447	66,965
Federal Realty Investment Trust	491	56,141
Forestar Group, Inc.(b)	106	2,439
Franklin Street Properties Corp.	1,298	6,672
GEO Group, Inc. (The)(c)	2,860	14,843
Healthcare Realty Trust, Inc.	561	17,021
Hersha Hospitality Trust(b)	2,263	24,327
Highwoods Properties, Inc.	790	36,087
Howard Hughes Corp. (The)(b)	519	54,926
Lamar Advertising Co., Class A	720	75,470
Life Storage, Inc.	306	30,429
Marcus & Millichap, Inc.(b)	144	5,659
New Senior Investment Group, Inc.	3,011	19,963
Newmark Group, Inc., Class A	6,244	80,548
NexPoint Residential Trust, Inc.	203	10,524
Office Properties Income Trust	824	24,086
Outfront Media, Inc.(b)	2,339	55,996
Pebblebrook Hotel Trust	2,486	55,562
Piedmont Office Realty Trust, Inc., Class A	1,391	25,720
PotlatchDeltic Corp.	464	27,933
PS Business Parks, Inc.	145	22,469
QTS Realty Trust, Inc., Class A(c)	214	13,563
Rayonier, Inc.	764	29,177
RE/MAX Holdings, Inc., Class A	166	5,812
Redfin Corp.(b)(c)	85	5,018
RLJ Lodging Trust	4,141	63,647
RMR Group, Inc. (The), Class A	272	10,641
Ryman Hospitality Properties, Inc.(b)	1,004	75,210
Saul Centers, Inc.	188	8,357
St. Joe Co. (The)	173	8,091
Summit Hotel Properties, Inc.(b)	2,620	25,178
Sun Communities, Inc.	170	28,461
Sunstone Hotel Investors, Inc.(b)	3,395	42,641
Tanger Factory Outlet Centers, Inc.	2,842	49,820
UDR, Inc.	950	45,249
Uniti Group, Inc.	3,218	34,947
Universal Health Realty Income Trust	31	2,145
Urban Edge Properties	1,655	32,024
Washington Prime Group, Inc.(b)(c)	2,886	6,407
Xenia Hotels & Resorts, Inc.(b)	2,681	52,038
		1,865,356
	Shares	Value
Utilities-1.89%
ALLETE, Inc.	572	$39,405
American States Water Co.	120	9,524
Avangrid, Inc.	744	39,194
Avista Corp.	748	33,907
Black Hills Corp.	611	40,198
California Water Service Group	274	15,574
Chesapeake Utilities Corp.	92	10,539
Hawaiian Electric Industries, Inc.	1,083	46,623
IDACORP, Inc.	383	37,515
MGE Energy, Inc.	193	14,479
Middlesex Water Co.	56	4,814
National Fuel Gas Co.	984	51,060
New Jersey Resources Corp.	880	37,594
Northwest Natural Holding Co.	219	11,581
NorthWestern Corp.	459	29,078
ONE Gas, Inc.	376	27,944
Ormat Technologies, Inc.	226	15,605
Otter Tail Corp.	339	16,262
PNM Resources, Inc.	782	38,412
Portland General Electric Co.	968	46,406
SJW Group	177	11,408
South Jersey Industries, Inc.	796	21,221
Southwest Gas Holdings, Inc.	559	36,899
Spire, Inc.	500	35,830
Unitil Corp.	130	7,130
		678,202
Total Common Stocks & Other Equity Interests (Cost $23,500,138)		35,830,271
Money Market Funds-0.07%
Invesco Government & Agency Portfolio, Institutional Class, 0.03%(e)(f) (Cost $24,374)	24,374	24,374
TOTAL INVESTMENTS IN SECURITIES (excluding investments purchased with cash collateral from securities on loan)-99.98% (Cost $23,524,512)		35,854,645
Investments Purchased with Cash Collateral from Securities on Loan
Money Market Funds-10.96%
Invesco Private Government Fund, 0.01%(e)(f)(g)	1,568,953	1,568,953
Invesco Private Prime Fund, 0.09%(e)(f)(g)	2,363,306	2,364,251
Total Investments Purchased with Cash Collateral from Securities on Loan (Cost $3,933,204)		3,933,204
TOTAL INVESTMENTS IN SECURITIES-110.94% (Cost $27,457,716)		39,787,849
OTHER ASSETS LESS LIABILITIES-(10.94)%		(3,924,878)
NET ASSETS-100.00%		$35,862,971

See accompanying notes which are an integral part of this schedule.

Invesco RAFITM Strategic US Small Company ETF (IUSS)—(continued)
May 31, 2021
(Unaudited)
Investment Abbreviations:
ADR	-American Depositary Receipt
REIT	-Real Estate Investment Trust

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Non-income producing security.
(c)	All or a portion of this security was out on loan at May 31, 2021.
(d)	Restricted security. The aggregate value of these securities at May 31, 2021 was $71,879, which represented less than 1% of the Fund’s Net Assets.
(e)	Affiliated issuer. The issuer and/or the Fund is a wholly-owned subsidiary of Invesco Ltd., or is affiliated by having an investment adviser that is under common control of Invesco Ltd. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the nine months ended May 31, 2021.

	Value August 31, 2020	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation	Realized Gain	Value May 31, 2021	Dividend Income
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	$-	$598,210	$(573,836)	$-	$-	$24,374	$3
Invesco Premier U.S. Government Money Portfolio, Institutional Class	63,744	60,572	(124,316)	-	-	-	-
Investments Purchased with Cash Collateral from Securities on Loan:
Invesco Private Government Fund	943,582	8,106,391	(7,481,020)	-	-	1,568,953	140*
Invesco Private Prime Fund	317,504	11,067,840	(9,021,221)	-	128	2,364,251	976*
Total	$1,324,830	$19,833,013	$(17,200,393)	$-	$128	$3,957,578	$1,119

*	Represents the income earned on the investment of cash collateral. Does not include rebates and fees paid to lending agent or premiums received from borrowers, if any.

(f)	The rate shown is the 7-day SEC standardized yield as of May 31, 2021.
(g)	The security has been segregated to satisfy the commitment to return the cash collateral received in securities lending transactions upon the borrower’s return of the securities loaned.
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.

Notes to Quarterly Schedules of Portfolio Holdings
May 31, 2021
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available or are unreliable. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 — Prices are determined using quoted prices in an active market for identical assets.
Level 2 — Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 — Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect a Fund’s own assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of May 31, 2021. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Invesco Defensive Equity ETF
Investments in Securities
Common Stocks & Other Equity Interests	$251,306,240	$-	$-	$251,306,240
Money Market Funds	-	2,035,013	-	2,035,013
Total Investments	$251,306,240	$2,035,013	$-	$253,341,253
Invesco RAFITM Strategic Developed ex-US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$316,952,897	$-	$0	$316,952,897
Money Market Funds	571,742	16,213,413	-	16,785,155
Total Investments	$317,524,639	$16,213,413	$0	$333,738,052
Invesco RAFITM Strategic Emerging Markets ETF
Investments in Securities
Common Stocks & Other Equity Interests	$25,573,854	$-	$61,187	$25,635,041
Money Market Funds	8,632	945,692	-	954,324
Total Investments	$25,582,486	$945,692	$61,187	$26,589,365
Invesco RAFITM Strategic US ETF
Investments in Securities
Common Stocks & Other Equity Interests	$172,955,059	$-	$-	$172,955,059
Money Market Funds	41,905	3,855,930	-	3,897,835
Total Investments	$172,996,964	$3,855,930	$-	$176,852,894
Invesco RAFITM Strategic US Small Company ETF
Investments in Securities
Common Stocks & Other Equity Interests	$35,830,271	$-	$-	$35,830,271
Money Market Funds	24,374	3,933,204	-	3,957,578
Total Investments	$35,854,645	$3,933,204	$-	$39,787,849